UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Rochester Fund Municipals

        Principal
           Amount                                                     Coupon                 Maturity              Value
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.4%
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--86.7%
$         125,000   Albany County Airport Authority                    5.500%              12/15/2019     $      135,771
--------------------------------------------------------------------------------------------------------------------------
          885,000   Albany Hsg. Authority (Lark Drive)                 5.500               12/01/2028            909,231
--------------------------------------------------------------------------------------------------------------------------
        1,420,000   Albany IDA (Albany Medical Center)                 6.000               05/01/2019          1,432,965
--------------------------------------------------------------------------------------------------------------------------
        2,460,000   Albany IDA (Albany Medical Center)                 6.000               05/01/2029          2,369,078
--------------------------------------------------------------------------------------------------------------------------
          400,000   Albany IDA (Albany Municipal Golf Course
                    Clubhouse)                                         7.500               05/01/2012            405,192
--------------------------------------------------------------------------------------------------------------------------
          915,000   Albany IDA (Albany Rehab.)                         8.375               06/01/2023            951,454
--------------------------------------------------------------------------------------------------------------------------
        4,005,000   Albany IDA (Charitable Leadership)                 5.750               07/01/2026          4,105,566
--------------------------------------------------------------------------------------------------------------------------
        3,730,000   Albany IDA (Daughters of Sarah Nursing Home)       5.375               10/20/2030          3,942,498
--------------------------------------------------------------------------------------------------------------------------
        2,750,000   Albany IDA (Hampton Plaza)                         6.250               03/15/2018          2,860,743
--------------------------------------------------------------------------------------------------------------------------
        1,610,000   Albany IDA (MARA Mansion Rehab.)                   6.500               02/01/2023          1,612,077
--------------------------------------------------------------------------------------------------------------------------
        1,395,000   Albany IDA (Port of Albany)                        7.250               02/01/2024          1,406,648
--------------------------------------------------------------------------------------------------------------------------
        1,285,000   Albany IDA (Sage Colleges)                         5.250               04/01/2019          1,321,674
--------------------------------------------------------------------------------------------------------------------------
        1,760,000   Albany IDA (Sage Colleges)                         5.300               04/01/2029          1,767,198
--------------------------------------------------------------------------------------------------------------------------
          125,000   Albany IDA (University Heights-Albany
                    Pharmacy)                                          6.750               12/01/2029            141,825
--------------------------------------------------------------------------------------------------------------------------
        1,770,000   Albany Parking Authority                           0.000 1             11/01/2017            950,756
--------------------------------------------------------------------------------------------------------------------------
        2,510,000   Albany Parking Authority                           5.625               07/15/2020          2,697,372
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Albany Parking Authority                           5.625               07/15/2025          2,112,040
--------------------------------------------------------------------------------------------------------------------------
        5,700,000   Allegany County IDA (Houghton College)             5.250               01/15/2024          5,819,529
--------------------------------------------------------------------------------------------------------------------------
          920,000   Amherst IDA (Asbury Pointe)                        5.800               02/01/2015            920,101
--------------------------------------------------------------------------------------------------------------------------
           10,000   Amherst IDA (Asbury Pointe)                        6.000               02/01/2023              9,909
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Amherst IDA (Asbury Pointe)                        6.000               02/01/2029          2,990,190
--------------------------------------------------------------------------------------------------------------------------
        2,880,000   Amherst IDA (Daemen College)                       6.000               10/01/2021          3,045,024
--------------------------------------------------------------------------------------------------------------------------
       10,055,000   Amherst IDA (Daemen College)                       6.125               10/01/2031         10,484,952
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Appleridge Retirement Community                    5.750               09/01/2041          3,273,030
--------------------------------------------------------------------------------------------------------------------------
          800,000   Babylon IDA (WWH Ambulance)                        7.375               09/15/2008            816,520
--------------------------------------------------------------------------------------------------------------------------
          700,000   Battery Park City Authority                       10.000               06/01/2023            732,711
--------------------------------------------------------------------------------------------------------------------------
          370,000   Bethany Retirement Home                            7.450               02/01/2024            379,128
--------------------------------------------------------------------------------------------------------------------------
          810,000   Bethlehem Water System 2                           5.250               03/01/2018            866,894
--------------------------------------------------------------------------------------------------------------------------
          855,000   Bethlehem Water System 2                           5.375               03/01/2019            922,331
--------------------------------------------------------------------------------------------------------------------------
          905,000   Bethlehem Water System 2                           5.375               03/01/2020            971,671
--------------------------------------------------------------------------------------------------------------------------
          955,000   Bethlehem Water System 2                           5.500               03/01/2021          1,033,329
--------------------------------------------------------------------------------------------------------------------------
          505,000   Bethlehem Water System 2                           5.500               03/01/2022            542,804
--------------------------------------------------------------------------------------------------------------------------
        1,065,000   Blauvelt Volunteer Fire Company                    6.250               10/15/2017          1,045,724
--------------------------------------------------------------------------------------------------------------------------
          900,000   Bleeker Terrace HDC                                8.750               07/01/2007            903,492
--------------------------------------------------------------------------------------------------------------------------
          580,000   Brookhaven IDA (Brookhaven Memorial
                    Hospital)                                          8.250               11/15/2030            607,857
--------------------------------------------------------------------------------------------------------------------------
        6,830,000   Brookhaven IDA (Dowling College)                   6.750               03/01/2023          6,830,546
--------------------------------------------------------------------------------------------------------------------------
          135,000   Brookhaven IDA (Farber)3                           3.563 4             12/01/2004            134,942
--------------------------------------------------------------------------------------------------------------------------
           95,000   Brookhaven IDA (Interdisciplinary School)          8.500               12/01/2004             95,118
--------------------------------------------------------------------------------------------------------------------------
        3,220,000   Brookhaven IDA (Interdisciplinary School)          9.500               12/01/2019          3,327,323
--------------------------------------------------------------------------------------------------------------------------
        1,250,000   Brookhaven IDA (St. Joseph's College)              6.000               12/01/2020          1,315,763
--------------------------------------------------------------------------------------------------------------------------
        2,425,000   Brookhaven IDA (Stony Brook Foundation)            6.500               11/01/2020          2,547,511
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Broome County IDA (University Plaza)               5.000               08/01/2036          2,465,700
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Broome County IDA (University Plaza)               5.100               08/01/2030          1,000,310
--------------------------------------------------------------------------------------------------------------------------
        1,250,000   Broome County IDA (University Plaza)               5.100               08/01/2036          1,244,638
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Broome County IDA (University Plaza)               5.200               08/01/2030          3,029,700
--------------------------------------------------------------------------------------------------------------------------
        4,450,000   Broome County IDA (University Plaza)               5.200               08/01/2036          4,481,729
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Canton Human Services Initiatives                  5.700               09/01/2024          1,064,560
--------------------------------------------------------------------------------------------------------------------------
        1,260,000   Canton Human Services Initiatives                  5.750               09/01/2032          1,318,502
--------------------------------------------------------------------------------------------------------------------------
          600,000   Capital District Youth Center                      6.000               02/01/2017            637,206
--------------------------------------------------------------------------------------------------------------------------
          500,000   Carnegie Redevelopment Corp.3                      7.000               09/01/2021            500,410
--------------------------------------------------------------------------------------------------------------------------
          570,000   Cattaraugus County IDA (Jamestown
                    Community College)                                 6.400               07/01/2019            622,942
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Cattaraugus County IDA (Jamestown
                    Community College)                                 6.500               07/01/2030          1,075,860
--------------------------------------------------------------------------------------------------------------------------
        4,295,000   Cattaraugus County IDA (Olean
                    General Hospital)                                  5.250               08/01/2023          4,441,760
--------------------------------------------------------------------------------------------------------------------------
        1,465,000   Cattaraugus County IDA (St. Bonaventure
                    University)                                        5.450               09/15/2019          1,519,366
--------------------------------------------------------------------------------------------------------------------------
        2,900,000   Chautauqua County IDA (Jamestown
                    Community College)                                 5.250               08/01/2028          2,971,775
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Chautauqua County IDA (Jamestown
                    Devel. Corp.)                                      7.125               11/01/2008          1,038,330
--------------------------------------------------------------------------------------------------------------------------
        3,395,000   Chautauqua County IDA (Jamestown
                    Devel. Corp.)                                      7.125               11/01/2018          3,523,433
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Chemung County IDA (Arnot Ogden
                    Medical Center)                                    5.000               11/01/2029          2,504,425
--------------------------------------------------------------------------------------------------------------------------
          915,000   Chemung County IDA (Arnot Ogden
                    Medical Center)                                    5.000               11/01/2029            916,620
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Chemung County IDA (Arnot Ogden
                    Medical Center)                                    5.000               11/01/2034            993,030
--------------------------------------------------------------------------------------------------------------------------
        1,455,000   Chemung County IDA (Arnot Ogden
                    Medical Center)                                    5.000               11/01/2034          1,444,859
--------------------------------------------------------------------------------------------------------------------------
        1,515,000   Chemung County IDA (Hathorn
                    Redevel. Company) 2                                5.000               07/01/2033          1,523,605
--------------------------------------------------------------------------------------------------------------------------
        7,540,000   Chemung County IDA (St. Joseph's Hospital)         6.000               01/01/2013          7,049,975
--------------------------------------------------------------------------------------------------------------------------
        7,770,000   Chemung County IDA (St. Joseph's Hospital)         6.350               01/01/2013          7,432,937
--------------------------------------------------------------------------------------------------------------------------
        4,910,000   Chemung County IDA (St. Joseph's Hospital)         6.500               01/01/2019          4,564,876
--------------------------------------------------------------------------------------------------------------------------
        1,960,000   Clifton Springs Hospital & Clinic                  7.650               01/01/2012          1,977,973
--------------------------------------------------------------------------------------------------------------------------
        3,210,000   Clifton Springs Hospital & Clinic                  8.000               01/01/2020          3,240,816
--------------------------------------------------------------------------------------------------------------------------
           35,000   Cohoes GO                                          6.200               03/15/2012             36,955
--------------------------------------------------------------------------------------------------------------------------
           25,000   Cohoes GO                                          6.200               03/15/2013             26,284
--------------------------------------------------------------------------------------------------------------------------
           25,000   Cohoes GO                                          6.250               03/15/2014             26,195
--------------------------------------------------------------------------------------------------------------------------
           25,000   Cohoes GO                                          6.250               03/15/2015             26,137
--------------------------------------------------------------------------------------------------------------------------
           25,000   Cohoes GO                                          6.250               03/15/2016             26,083
--------------------------------------------------------------------------------------------------------------------------
          120,000   Columbia County IDA (Berkshire Farms)              6.900               12/15/2004            120,266
--------------------------------------------------------------------------------------------------------------------------
        1,855,000   Columbia County IDA (Berkshire Farms)              7.500               12/15/2014          1,915,325
--------------------------------------------------------------------------------------------------------------------------
        3,300,000   Corinth IDA (International Paper Company)          5.750               02/01/2022          3,404,346
--------------------------------------------------------------------------------------------------------------------------
        5,370,000   Cortland County IDA (Cortland Memorial
                    Hospital)                                          5.250               07/01/2032          5,521,327
--------------------------------------------------------------------------------------------------------------------------
          155,000   Dutchess County IDA (Astor Learning
                    Center Civic Facility)                             5.150               11/01/2024            161,070
--------------------------------------------------------------------------------------------------------------------------
          120,000   Dutchess County IDA (Bard College)                 5.750               08/01/2030            128,413
--------------------------------------------------------------------------------------------------------------------------
        3,500,000   Dutchess County IDA (Bard College)                 7.000               11/01/2017          3,584,210
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Dutchess County IDA (St. Francis Hospital)         7.500               03/01/2029            992,060
--------------------------------------------------------------------------------------------------------------------------
        2,505,000   Dutchess County IDA (Vassar Brothers
--------------------------------------------------------------------------------------------------------------------------
                    Hospital)                                          6.500               04/01/2020          2,738,892
--------------------------------------------------------------------------------------------------------------------------
        5,615,000   Dutchess County IDA (Vassar Brothers
                    Hospital)                                          6.500               04/01/2030          6,053,868
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Dutchess County Water & Wastewater
                    Authority                                          0.000 1             06/01/2027            323,910
--------------------------------------------------------------------------------------------------------------------------
        3,350,000   East Rochester Hsg. Authority (Episcopal
                    Senior Hsg.)                                       7.750               10/01/2032          3,323,502
--------------------------------------------------------------------------------------------------------------------------
        1,355,000   East Rochester Hsg. Authority (Gates
                    Senior Hsg.)                                       6.125               04/20/2043          1,494,159
--------------------------------------------------------------------------------------------------------------------------
        1,400,000   East Rochester Hsg. Authority (Genesee
                    Valley Nursing Home)                               5.200               12/20/2024          1,476,384
--------------------------------------------------------------------------------------------------------------------------
        2,665,000   East Rochester Hsg. Authority (Jefferson
                    Park Apartments)                                   6.750               03/01/2030          2,569,646
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   East Rochester Hsg. Authority (Linden Knoll)       5.350               02/01/2038          2,023,980
--------------------------------------------------------------------------------------------------------------------------
        4,095,000   East Rochester Hsg. Authority (St. John's
                    Meadows)                                           5.950               08/01/2027          4,255,852
--------------------------------------------------------------------------------------------------------------------------
        2,820,000   Erie County IDA (Affordable Hospitality)           9.250               12/01/2015          2,757,283
--------------------------------------------------------------------------------------------------------------------------
          525,000   Erie County IDA (Air Cargo)                        8.250               10/01/2007            525,761
--------------------------------------------------------------------------------------------------------------------------
        2,380,000   Erie County IDA (Air Cargo)                        8.500               10/01/2015          2,395,422
--------------------------------------------------------------------------------------------------------------------------
        1,750,000   Erie County IDA (DePaul Properties)                5.750               09/01/2028          1,348,708
--------------------------------------------------------------------------------------------------------------------------
        3,055,000   Erie County IDA (DePaul Properties)                6.500               09/01/2018          2,834,582
--------------------------------------------------------------------------------------------------------------------------
       11,310,000   Erie County IDA (Medaille College)                 7.625               04/01/2035         11,451,827
--------------------------------------------------------------------------------------------------------------------------
        3,515,000   Erie County IDA (Medaille College)                 8.250               11/01/2026          3,601,293
--------------------------------------------------------------------------------------------------------------------------
        2,340,000   Erie County IDA (Mercy Hospital)                   6.250               06/01/2010          2,204,561
--------------------------------------------------------------------------------------------------------------------------
           25,000   Erie County IDA (The Episcopal
                    Church Home)                                       5.875               02/01/2018             25,595
--------------------------------------------------------------------------------------------------------------------------
        9,600,000   Erie County IDA (The Episcopal
                    Church Home)                                       6.000               02/01/2028          9,736,224
--------------------------------------------------------------------------------------------------------------------------
          620,000   Erie County Tobacco Asset Securitization Corp.     6.125               07/15/2030            598,914
--------------------------------------------------------------------------------------------------------------------------
       10,560,000   Erie County Tobacco Asset Securitization Corp.     6.250               07/15/2040         10,229,261
--------------------------------------------------------------------------------------------------------------------------
           40,000   Erie County Tobacco Asset Securitization Corp.     6.500               07/15/2032             40,224
--------------------------------------------------------------------------------------------------------------------------
       10,120,000   Erie County Tobacco Asset Securitization Corp.
                    RITES 3                                           10.463 5             07/15/2040          9,486,184
--------------------------------------------------------------------------------------------------------------------------
       22,440,000   Erie County Tobacco Asset Securitization Corp.
                    RITES 3                                           11.463 5             07/15/2040         23,276,339
--------------------------------------------------------------------------------------------------------------------------
        4,440,000   Essex County IDA (International
                    Paper Company)                                     5.200               03/01/2028          4,366,030
--------------------------------------------------------------------------------------------------------------------------
        1,850,000   Essex County IDA (International
                    Paper Company)                                     5.500               08/15/2022          1,869,740
--------------------------------------------------------------------------------------------------------------------------
        1,625,000   Essex County IDA (International
                    Paper Company)                                     5.500               10/01/2026          1,632,816
--------------------------------------------------------------------------------------------------------------------------
          310,000   Essex County IDA (International
                    Paper Company)                                     5.800               12/01/2019            320,487
--------------------------------------------------------------------------------------------------------------------------
        2,300,000   Essex County IDA (International
                    Paper Company)                                     6.450               11/15/2023          2,459,850
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   Essex County IDA (Moses Ludington
                    Nursing Home)                                      6.375               02/01/2050          5,538,000
--------------------------------------------------------------------------------------------------------------------------
          225,000   Essex County IDA (Moses Ludington
                    Nursing Home)                                      9.000               02/01/2008            226,519
--------------------------------------------------------------------------------------------------------------------------
        5,680,000   Franklin County IDA (Adirondack
                    Medical Center)                                    5.500               12/01/2029          5,979,961
--------------------------------------------------------------------------------------------------------------------------
          805,000   Fulton County IDA (Nathan Littauer)                7.000               11/01/2004            805,016
--------------------------------------------------------------------------------------------------------------------------
          485,000   Glen Cove IDA (SLCD)                               6.875               07/01/2008            486,213
--------------------------------------------------------------------------------------------------------------------------
        3,775,000   Glen Cove IDA (SLCD)                               7.375               07/01/2023          3,878,322
--------------------------------------------------------------------------------------------------------------------------
        2,795,000   Green Island Power Authority                       6.000               12/15/2020          2,964,629
--------------------------------------------------------------------------------------------------------------------------
        1,695,000   Green Island Power Authority                       6.000               12/15/2025          1,754,172
--------------------------------------------------------------------------------------------------------------------------
          655,000   Hamilton EHC (Hamilton Apartments)                11.250               01/01/2015            660,561
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Hempstead IDA (Adelphi University)                 5.500               06/01/2032          2,651,325
--------------------------------------------------------------------------------------------------------------------------
        3,735,000   Hempstead IDA (Bristal Gardens)                    7.500               05/01/2046          3,732,460
--------------------------------------------------------------------------------------------------------------------------
        5,175,000   Hempstead IDA (Bristal Gardens)                    7.500               05/01/2046          5,245,949
--------------------------------------------------------------------------------------------------------------------------
        5,175,000   Hempstead IDA (Bristal Gardens)                    7.500               05/01/2046          5,202,014
--------------------------------------------------------------------------------------------------------------------------
        7,250,000   Hempstead IDA (Bristal Gardens) 2                  7.500               05/01/2046          7,349,398
--------------------------------------------------------------------------------------------------------------------------
          375,000   Hempstead IDA (Dentaco Corp.)                      7.250               11/01/2012            382,369
--------------------------------------------------------------------------------------------------------------------------
        1,270,000   Hempstead IDA (Dentaco Corp.)                      8.250               11/01/2025          1,316,977
--------------------------------------------------------------------------------------------------------------------------
        4,695,000   Hempstead IDA (Engel Burman Senior Hsg.)           6.250               11/01/2010          4,683,075
--------------------------------------------------------------------------------------------------------------------------
       18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)           6.750               11/01/2024         18,721,651
--------------------------------------------------------------------------------------------------------------------------
        2,965,000   Hempstead IDA (Franklin Hospital
                    Medical Center)                                    5.750               11/01/2008          2,918,331
--------------------------------------------------------------------------------------------------------------------------
        9,375,000   Hempstead IDA (Franklin Hospital
                    Medical Center)                                    6.375               11/01/2018          9,025,031
--------------------------------------------------------------------------------------------------------------------------
        9,665,000   Hempstead IDA (Franklin Hospital
                    Medical Center)                                    7.750               11/01/2022         10,265,293
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Hempstead IDA (Hungry Harbor Associates)           8.000               05/01/2044          2,523,125
--------------------------------------------------------------------------------------------------------------------------
        5,700,000   Hempstead IDA (Hungry Harbor Associates)           8.000               05/01/2044          5,700,171
--------------------------------------------------------------------------------------------------------------------------
        4,770,000   Hempstead IDA (Hungry Harbor Associates)           8.000               05/01/2044          4,814,123
--------------------------------------------------------------------------------------------------------------------------
       12,530,000   Hempstead IDA (Hungry Harbor Associates)           8.000               05/01/2044         12,645,903
--------------------------------------------------------------------------------------------------------------------------
        6,355,000   Hempstead IDA (South Shore Y JCC)                  6.750               11/01/2024          6,353,411
--------------------------------------------------------------------------------------------------------------------------
        9,835,000   Herkimer County IDA (Burrows Paper)3               8.000               01/01/2009          9,649,217
--------------------------------------------------------------------------------------------------------------------------
        1,285,000   Herkimer County IDA (College Foundation)           6.400               11/01/2020          1,373,858
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Herkimer County IDA (College Foundation)           6.500               11/01/2030          2,095,140
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Herkimer County IDA (Herkimer County
                    College Foundation)                                6.250               08/01/2034          1,044,230
--------------------------------------------------------------------------------------------------------------------------
          295,000   Herkimer Hsg. Authority                            7.150               03/01/2011            297,888
--------------------------------------------------------------------------------------------------------------------------
          990,000   Hudson IDA (Have, Inc.)                            8.125               12/01/2017            989,960
--------------------------------------------------------------------------------------------------------------------------
        1,255,000   Hudson IDA (Hudson Fabrics)                        6.750               11/01/2024          1,257,347
--------------------------------------------------------------------------------------------------------------------------
          125,000   Huntington Hsg. Authority (GJSR)                   5.875               05/01/2019            124,328
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Huntington Hsg. Authority (GJSR)                   6.000               05/01/2029            963,040
--------------------------------------------------------------------------------------------------------------------------
        8,500,000   Huntington Hsg. Authority (GJSR)                   6.000               05/01/2039          8,050,860
--------------------------------------------------------------------------------------------------------------------------
          845,000   Islip IDA (Leeway School)                          9.000               08/01/2021            850,290
--------------------------------------------------------------------------------------------------------------------------
       19,550,000   Islip IDA (Southside Hospital Civic Facilities)    7.750               12/01/2022         20,477,257
--------------------------------------------------------------------------------------------------------------------------
        1,315,000   Islip Res Rec, Series E                            5.750               07/01/2021          1,447,105
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Islip Res Rec, Series E                            5.750               07/01/2023          1,085,560
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)           5.500               08/01/2024          3,195,510
--------------------------------------------------------------------------------------------------------------------------
        7,905,000   L.I. Power Authority RITES 3                      14.715 5             12/01/2022          9,874,136
--------------------------------------------------------------------------------------------------------------------------
       21,000,000   L.I. Power Authority RITES 3                      14.716 5             12/01/2022         26,231,100
--------------------------------------------------------------------------------------------------------------------------
        3,750,000   L.I. Power Authority RITES 3                      15.185 5             12/01/2026          4,527,075
--------------------------------------------------------------------------------------------------------------------------
        2,915,000   L.I. Power Authority RITES  3                     15.248 5             09/01/2028          3,511,701
--------------------------------------------------------------------------------------------------------------------------
       24,130,000   L.I. Power Authority, Series A                     5.125               09/01/2029         24,636,006
--------------------------------------------------------------------------------------------------------------------------
       44,530,000   L.I. Power Authority, Series A                     5.375               09/01/2025         46,701,728
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   L.I. Power Authority, Series C                     5.000               09/01/2027          1,017,380
--------------------------------------------------------------------------------------------------------------------------
       86,300,000   L.I. Power Authority, Series L                     5.375               05/01/2033         89,439,594
--------------------------------------------------------------------------------------------------------------------------
          100,000   Lowville GO                                        7.200               09/15/2012            123,725
--------------------------------------------------------------------------------------------------------------------------
          100,000   Lowville GO                                        7.200               09/15/2013            124,687
--------------------------------------------------------------------------------------------------------------------------
          100,000   Lowville GO                                        7.200               09/15/2014            125,836
--------------------------------------------------------------------------------------------------------------------------
        3,830,000   Lyons Community Health Initiatives Corp.           5.550               09/01/2024          3,955,356
--------------------------------------------------------------------------------------------------------------------------
        4,450,000   Macleay Hsg. Corp. (Larchmont Woods)               8.500               01/01/2031          4,559,915
--------------------------------------------------------------------------------------------------------------------------
        1,290,000   Madison County IDA (Oneida Healthcare
                    Center)                                            5.300               02/01/2021          1,363,517
--------------------------------------------------------------------------------------------------------------------------
        5,500,000   Madison County IDA (Oneida Healthcare
                    Center)                                            5.350               02/01/2031          5,708,505
--------------------------------------------------------------------------------------------------------------------------
           75,000   Middleton IDA (Flanagan Design & Display)          7.000               11/01/2006             76,664
--------------------------------------------------------------------------------------------------------------------------
          690,000   Middleton IDA (Flanagan Design & Display)          7.500               11/01/2018            718,932
--------------------------------------------------------------------------------------------------------------------------
        3,955,000   Middletown IDA (Southwinds Retirement Home)        6.375               03/01/2018          3,667,313
--------------------------------------------------------------------------------------------------------------------------
          440,000   Middletown IDA (YMCA)                              6.250               11/01/2009            418,070
--------------------------------------------------------------------------------------------------------------------------
        1,255,000   Middletown IDA (YMCA)                              7.000               11/01/2019          1,133,529
--------------------------------------------------------------------------------------------------------------------------
          285,000   Monroe County COP                                  8.050               01/01/2011            297,098
--------------------------------------------------------------------------------------------------------------------------
          780,000   Monroe County IDA (Canal Ponds)                    7.000               06/15/2013            787,784
--------------------------------------------------------------------------------------------------------------------------
           50,000   Monroe County IDA (Cloverwood Senior
                    Living)                                            6.750               05/01/2023             47,223
--------------------------------------------------------------------------------------------------------------------------
          300,000   Monroe County IDA (Cloverwood Senior
                    Living)                                            6.875               05/01/2033            276,114
--------------------------------------------------------------------------------------------------------------------------
        1,423,957   Monroe County IDA (Cottrone Devel.)                9.500               12/01/2010          1,449,247
--------------------------------------------------------------------------------------------------------------------------
          950,000   Monroe County IDA (Dayton Rogers
                    Manufacturing)                                     6.100               12/01/2009            908,096
--------------------------------------------------------------------------------------------------------------------------
        2,545,000   Monroe County IDA (DePaul Community
                    Facilities)                                        5.875               02/01/2028          2,102,323
--------------------------------------------------------------------------------------------------------------------------
        5,545,000   Monroe County IDA (DePaul Community
                    Facilities)                                        5.950               08/01/2028          4,868,177
--------------------------------------------------------------------------------------------------------------------------
          880,000   Monroe County IDA (DePaul Community
                    Facilities)                                        6.450               02/01/2014            901,771
--------------------------------------------------------------------------------------------------------------------------
        1,285,000   Monroe County IDA (DePaul Community
                    Facilities)                                        6.500               02/01/2024          1,308,220
--------------------------------------------------------------------------------------------------------------------------
        4,485,000   Monroe County IDA (DePaul Properties)              6.150               09/01/2021          4,041,209
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Monroe County IDA (Jewish Home of
                    Rochester Senior Hsg.)                             6.875               04/01/2017          1,034,480
--------------------------------------------------------------------------------------------------------------------------
        5,005,000   Monroe County IDA (Jewish Home of
                    Rochester Senior Hsg.)                             6.875               04/01/2027          5,157,703
--------------------------------------------------------------------------------------------------------------------------
          275,000   Monroe County IDA (Machine Tool Research)          7.750               12/01/2006            272,363
--------------------------------------------------------------------------------------------------------------------------
          600,000   Monroe County IDA (Machine Tool Research)          8.000               12/01/2011            586,926
--------------------------------------------------------------------------------------------------------------------------
          300,000   Monroe County IDA (Machine Tool Research)          8.500               12/01/2013            291,381
--------------------------------------------------------------------------------------------------------------------------
          945,000   Monroe County IDA (Melles Griot)                   9.500               12/01/2009            949,423
--------------------------------------------------------------------------------------------------------------------------
        1,136,000   Monroe County IDA (Morrell/Morrell)                7.000               12/01/2007          1,136,398
--------------------------------------------------------------------------------------------------------------------------
        4,330,000   Monroe County IDA (Piano Works)                    7.625               11/01/2016          4,425,606
--------------------------------------------------------------------------------------------------------------------------
        2,890,000   Monroe County IDA (Rochester Institute
                    of Technology)                                     5.375               04/01/2029          2,828,385
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Monroe County IDA (Southview Towers)               6.125               02/01/2020          1,102,390
--------------------------------------------------------------------------------------------------------------------------
        1,465,000   Monroe County IDA (St. John Fisher College)        5.200               06/01/2019          1,575,183
--------------------------------------------------------------------------------------------------------------------------
        2,190,000   Monroe County IDA (St. John Fisher College)        5.250               06/01/2026          2,285,112
--------------------------------------------------------------------------------------------------------------------------
        3,075,000   Monroe County IDA (St. John Fisher College)        5.375               06/01/2024          3,241,911
--------------------------------------------------------------------------------------------------------------------------
          960,000   Monroe County IDA (Volunteers of America)          5.700               08/01/2018            963,696
--------------------------------------------------------------------------------------------------------------------------
        2,720,000   Monroe County IDA (Volunteers of America)          5.750               08/01/2028          2,600,293
--------------------------------------------------------------------------------------------------------------------------
           20,000   Monroe County IDA (West End Business)              6.750               12/01/2004             20,012
--------------------------------------------------------------------------------------------------------------------------
           15,000   Monroe County IDA (West End Business)              6.750               12/01/2004             15,009
--------------------------------------------------------------------------------------------------------------------------
           90,000   Monroe County IDA (West End Business)              6.750               12/01/2004             90,075
--------------------------------------------------------------------------------------------------------------------------
          345,000   Monroe County IDA (West End Business)              8.000               12/01/2014            352,048
--------------------------------------------------------------------------------------------------------------------------
          170,000   Monroe County IDA (West End Business)              8.000               12/01/2014            173,473
--------------------------------------------------------------------------------------------------------------------------
          515,000   Monroe County IDA (West End Business)              8.000               12/01/2014            525,521
--------------------------------------------------------------------------------------------------------------------------
        1,375,000   Monroe County IDA (West End Business)              8.000               12/01/2014          1,403,091
--------------------------------------------------------------------------------------------------------------------------
       12,000,000   Monroe County IDA (Woodlawn Village)               8.550               11/15/2032         13,063,320
--------------------------------------------------------------------------------------------------------------------------
       16,185,000   Monroe County Tobacco Asset Securitization
                    Corp.                                              6.375               06/01/2035         16,139,844
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Monroe County Tobacco Asset Securitization
                    Corp. Fixed Receipts                               6.600               06/01/2042          3,035,010
--------------------------------------------------------------------------------------------------------------------------
       15,000,000   Monroe County Tobacco Asset Securitization
                    Corp. RITES 3                                     10.713 5             06/01/2035         14,916,600
--------------------------------------------------------------------------------------------------------------------------
        6,870,000   Monroe County Tobacco Asset Securitization
                    Corp. RITES 3                                     11.086 5             06/01/2042          7,030,346
--------------------------------------------------------------------------------------------------------------------------
        9,000,000   Monroe County Tobacco Asset Securitization
                    Corp. RITES 3                                     15.644 5             06/01/2042          9,315,090
--------------------------------------------------------------------------------------------------------------------------
        2,160,000   Monroe Newpower Corp.                              5.500               01/01/2034          2,222,921
--------------------------------------------------------------------------------------------------------------------------
          530,000   Monroe Newpower Corp.                              5.625               01/01/2026            552,817
--------------------------------------------------------------------------------------------------------------------------
        5,860,000   Montgomery County IDA (ASMF) 3,6,7                 7.250               01/15/2019            581,898
--------------------------------------------------------------------------------------------------------------------------
          500,000   Mount Vernon IDA (Kings Court)                     5.200               12/01/2033            499,740
--------------------------------------------------------------------------------------------------------------------------
        3,275,000   Mount Vernon IDA (Macedonia Towers)                5.200               12/01/2033          3,273,297
--------------------------------------------------------------------------------------------------------------------------
        2,295,000   Mount Vernon IDA (Meadowview)                      6.150               06/01/2019          2,312,213
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Mount Vernon IDA (Meadowview)                      6.200               06/01/2029          2,511,100
--------------------------------------------------------------------------------------------------------------------------
       14,200,000   MTA RITES 3                                       14.185 5             11/15/2025         16,288,252
--------------------------------------------------------------------------------------------------------------------------
        1,910,000   MTA RITES 3                                       14.185 5             11/15/2028          2,094,048
--------------------------------------------------------------------------------------------------------------------------
       10,000,000   MTA RITES 3                                       14.185 5             11/15/2030         10,922,800
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   MTA RITES 3                                       14.185 5             11/15/2030          5,461,400
--------------------------------------------------------------------------------------------------------------------------
        2,890,000   MTA RITES 3                                       14.185 5             11/15/2030          3,156,689
--------------------------------------------------------------------------------------------------------------------------
        7,500,000   MTA RITES 3                                       14.185 5             11/15/2031          8,171,700
--------------------------------------------------------------------------------------------------------------------------
        2,125,000   MTA RITES 3                                       14.185 5             11/15/2032          2,303,755
--------------------------------------------------------------------------------------------------------------------------
        2,220,000   MTA Service Contract RITES 3                      14.685 5             01/01/2024          2,576,310
--------------------------------------------------------------------------------------------------------------------------
       20,000,000   MTA Service Contract, Series A                     5.125               01/01/2024         20,802,400
--------------------------------------------------------------------------------------------------------------------------
      136,525,000   MTA Service Contract, Series A                     5.125               01/01/2029        139,669,171
--------------------------------------------------------------------------------------------------------------------------
       20,000,000   MTA Service Contract, Series A                     5.750               07/01/2031         22,416,600
--------------------------------------------------------------------------------------------------------------------------
       33,275,000   MTA Service Contract, Series B                     5.250               01/01/2031         34,570,729
--------------------------------------------------------------------------------------------------------------------------
       42,295,000   MTA, Series A                                      5.125               11/15/2031         43,225,490
--------------------------------------------------------------------------------------------------------------------------
       20,000,000   MTA, Series B                                      5.250               11/15/2032         20,666,600
--------------------------------------------------------------------------------------------------------------------------
       34,730,000   MTA, Series E                                      5.250               11/15/2031         35,828,163
--------------------------------------------------------------------------------------------------------------------------
          802,824   Municipal Assistance Corp. for Troy, NY            0.000 1             07/15/2021            376,235
--------------------------------------------------------------------------------------------------------------------------
        1,218,573   Municipal Assistance Corp. for Troy, NY            0.000 1             01/15/2022            551,758
--------------------------------------------------------------------------------------------------------------------------
        1,195,000   Nassau County IDA (ALIA-ACDS)                      7.500               06/01/2015          1,306,410
--------------------------------------------------------------------------------------------------------------------------
        2,975,000   Nassau County IDA (ALIA-ACLD)                      6.250               09/01/2022          3,017,453
--------------------------------------------------------------------------------------------------------------------------
          250,000   Nassau County IDA (ALIA-ACLD)                      7.125               06/01/2017            267,565
--------------------------------------------------------------------------------------------------------------------------
          400,000   Nassau County IDA (ALIA-ACLD)                      7.500               06/01/2015            437,292
--------------------------------------------------------------------------------------------------------------------------
        6,495,000   Nassau County IDA (ALIA-CSMR)                      7.000               11/01/2016          6,968,421
--------------------------------------------------------------------------------------------------------------------------
        3,705,000   Nassau County IDA (ALIA-CSMR)                      7.125               06/01/2017          3,970,056
--------------------------------------------------------------------------------------------------------------------------
        1,995,000   Nassau County IDA (ALIA-CSMR)                      7.500               06/01/2015          2,180,994
--------------------------------------------------------------------------------------------------------------------------
          365,000   Nassau County IDA (ALIA-FREE)                      7.125               06/01/2012            395,821
--------------------------------------------------------------------------------------------------------------------------
        2,465,000   Nassau County IDA (ALIA-FREE)                      7.500               06/01/2015          2,694,812
--------------------------------------------------------------------------------------------------------------------------
        4,030,000   Nassau County IDA (ALIA-FREE)                      8.150               06/01/2030          4,324,190
--------------------------------------------------------------------------------------------------------------------------
        6,550,000   Nassau County IDA (ALIA-FREE)                      8.250               06/01/2032          6,980,204
--------------------------------------------------------------------------------------------------------------------------
          995,000   Nassau County IDA (ALIA-HH)                        7.125               06/01/2017          1,066,182
--------------------------------------------------------------------------------------------------------------------------
          765,000   Nassau County IDA (ALIA-HHS)                       7.125               06/01/2017            819,728
--------------------------------------------------------------------------------------------------------------------------
          260,000   Nassau County IDA (ALIA-LVH)                       7.500               06/01/2015            284,240
--------------------------------------------------------------------------------------------------------------------------
          600,000   Nassau County IDA (CNGCS)                          7.500               06/01/2030            655,938
--------------------------------------------------------------------------------------------------------------------------
        2,245,000   Nassau County IDA (CNGCS)                          8.150               06/01/2030          2,445,299
--------------------------------------------------------------------------------------------------------------------------
          970,000   Nassau County IDA (Leo D. Bernstein & Sons)        8.000               11/01/2010            958,991
--------------------------------------------------------------------------------------------------------------------------
        6,060,000   Nassau County IDA (Leo D. Bernstein & Sons)        8.875               11/01/2026          6,012,005
--------------------------------------------------------------------------------------------------------------------------
        3,955,000   Nassau County IDA (Little Village School)          7.500               12/01/2031          4,168,926
--------------------------------------------------------------------------------------------------------------------------
          470,000   Nassau County IDA (Little Village School)          7.500               12/01/2031            470,606
--------------------------------------------------------------------------------------------------------------------------
        2,290,000   Nassau County IDA (North Shore CFGA)               6.750               05/01/2024          2,290,595
--------------------------------------------------------------------------------------------------------------------------
        2,759,599   Nassau County IDA (Sharp International) 3,6,7      7.375               12/01/2007            106,245
--------------------------------------------------------------------------------------------------------------------------
        1,752,588   Nassau County IDA (Sharp International) 3,6,7      7.375               12/01/2007             67,475
--------------------------------------------------------------------------------------------------------------------------
        2,527,212   Nassau County IDA (Sharp International) 3,6,7      7.875               12/01/2012             97,298
--------------------------------------------------------------------------------------------------------------------------
        1,597,663   Nassau County IDA (Sharp International) 3,6,7      7.875               12/01/2012             61,510
--------------------------------------------------------------------------------------------------------------------------
        2,050,000   Nassau County IDA (United Cerebral Palsy)          6.250               11/01/2014          1,989,894
--------------------------------------------------------------------------------------------------------------------------
       24,530,000   Nassau County IDA (Westbury Senior Living)         7.900               11/01/2031         24,365,894
--------------------------------------------------------------------------------------------------------------------------
        4,375,000   Nassau County IFA RITES 3                         14.765 5             11/15/2021          5,389,913
--------------------------------------------------------------------------------------------------------------------------
       17,730,000   Nassau County Tobacco Settlement
                    Corp. RITES 3                                     10.763 5             07/15/2033         18,367,925
--------------------------------------------------------------------------------------------------------------------------
       10,535,000   Nassau County Tobacco Settlement
                    Corp. RITES 3                                     10.963 5             07/15/2027         11,015,712
--------------------------------------------------------------------------------------------------------------------------
       17,590,000   Nassau County Tobacco Settlement
                    Corp. RITES 3                                     11.163 5             07/15/2039         18,476,360
--------------------------------------------------------------------------------------------------------------------------
        7,155,000   Nassau IDA (EBS North Hills LLC)                   7.800               05/01/2045          7,320,781
--------------------------------------------------------------------------------------------------------------------------
        3,340,000   Nassau IDA (EBS North Hills LLC)                   7.800               05/01/2045          3,295,745
--------------------------------------------------------------------------------------------------------------------------
        4,290,000   Nassau IDA (EBS North Hills LLC)                   7.800               05/01/2045          4,233,158
--------------------------------------------------------------------------------------------------------------------------
        6,195,000   Nassau IDA (EBS North Hills LLC)                   7.800               05/01/2045          6,187,380
--------------------------------------------------------------------------------------------------------------------------
        4,775,000   Nassau IDA (EBS North Hills LLC)                   7.800               05/01/2045          4,711,731
--------------------------------------------------------------------------------------------------------------------------
        4,775,000   Nassau IDA (EBS North Hills LLC)                   7.800               05/01/2045          4,752,080
--------------------------------------------------------------------------------------------------------------------------
           20,000   New Hartford HDC (Village Point)                   7.375               01/01/2024             20,036
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   New Hartford-Sunset Wood Funding Corp.             5.500               02/01/2029          2,086,860
--------------------------------------------------------------------------------------------------------------------------
       13,010,000   New Rochelle IDA (College of New Rochelle)         5.250               07/01/2027         13,316,906
--------------------------------------------------------------------------------------------------------------------------
        6,500,000   New Rochelle IDA (College of New Rochelle)         5.500               07/01/2019          6,916,065
--------------------------------------------------------------------------------------------------------------------------
        4,950,000   Newark-Wayne Community Hospital                    5.875               01/15/2033          5,000,837
--------------------------------------------------------------------------------------------------------------------------
        2,515,000   Newark-Wayne Community Hospital                    7.600               09/01/2015          2,481,852
--------------------------------------------------------------------------------------------------------------------------
        3,300,000   Niagara County IDA (American Ref-
                    Fuel Company)                                      5.550               11/15/2024          3,526,479
--------------------------------------------------------------------------------------------------------------------------
        1,500,000   Niagara County IDA (Niagara University)            5.350               11/01/2023          1,589,415
--------------------------------------------------------------------------------------------------------------------------
        5,400,000   Niagara County IDA (Niagara University)            5.400               11/01/2031          5,610,006
--------------------------------------------------------------------------------------------------------------------------
        1,550,000   Niagara County IDA (Sevenson Hotel)                6.600               05/01/2007          1,551,178
--------------------------------------------------------------------------------------------------------------------------
        6,500,000   Niagara County IDA (Solid Waste Disposal)          5.625               11/15/2024          6,955,650
--------------------------------------------------------------------------------------------------------------------------
        1,305,000   Niagara County Tobacco Asset
                    Securitization Corp.                               6.250               05/15/2034          1,279,879
--------------------------------------------------------------------------------------------------------------------------
        5,915,000   Niagara County Tobacco Asset
                    Securitization Corp.                               6.250               05/15/2040          5,730,156
--------------------------------------------------------------------------------------------------------------------------
        1,700,000   Niagara Falls CSD COP (High School Facility)       5.375               06/15/2028          1,718,989
--------------------------------------------------------------------------------------------------------------------------
          750,000   Niagara Falls CSD COP (High School Facility)       6.625               06/15/2028            809,415
--------------------------------------------------------------------------------------------------------------------------
           25,000   Niagara Frontier Transportation Authority
                    (Buffalo Niagara International Airport)            5.625               04/01/2029             26,778
--------------------------------------------------------------------------------------------------------------------------
          715,000   North Babylon Volunteer Fire Company               5.750               08/01/2022            789,460
--------------------------------------------------------------------------------------------------------------------------
        1,555,000   North Country Devel. Authority
                    (Clarkson University)                              5.500               07/01/2019          1,654,971
--------------------------------------------------------------------------------------------------------------------------
        3,145,000   North Country Devel. Authority
                    (Clarkson University)                              5.500               07/01/2029          3,268,536
--------------------------------------------------------------------------------------------------------------------------
          485,000   North Tonawanda HDC (Bishop
                    Gibbons Associates)                                6.800               12/15/2007            508,295
--------------------------------------------------------------------------------------------------------------------------
        3,295,000   North Tonawanda HDC (Bishop
                    Gibbons Associates)                                7.375               12/15/2021          3,690,927
--------------------------------------------------------------------------------------------------------------------------
           25,000   Nunda GO                                           8.000               05/01/2010             30,130
--------------------------------------------------------------------------------------------------------------------------
          615,000   NY Counties Tobacco Trust I (TASC)                 6.500               06/01/2035            618,389
--------------------------------------------------------------------------------------------------------------------------
        3,975,000   NY Counties Tobacco Trust I (TASC)
                    Fixed Receipts 3                                   6.225               06/01/2028          3,947,891
--------------------------------------------------------------------------------------------------------------------------
       11,915,000   NY Counties Tobacco Trust I (TASC)
                    RITES 3                                           14.516 5             06/01/2028         11,671,100
--------------------------------------------------------------------------------------------------------------------------
       29,525,000   NY Counties Tobacco Trust I RITES 3               10.741 5             06/01/2042         30,214,114
--------------------------------------------------------------------------------------------------------------------------
        9,105,000   NY Counties Tobacco Trust I RITES 3               10.963 5             06/01/2035          9,205,428
--------------------------------------------------------------------------------------------------------------------------
       29,780,000   NY Counties Tobacco Trust II (TASC)                5.625               06/01/2035         26,565,845
--------------------------------------------------------------------------------------------------------------------------
       53,565,000   NY Counties Tobacco Trust II (TASC)                5.750               06/01/2043         47,524,475
--------------------------------------------------------------------------------------------------------------------------
          200,000   NYC GO                                             0.000 1             05/15/2012            149,258
--------------------------------------------------------------------------------------------------------------------------
           40,000   NYC GO                                             0.000 1             10/01/2012             29,353
--------------------------------------------------------------------------------------------------------------------------
        2,610,000   NYC GO                                             5.000               09/15/2028          2,643,043
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYC GO                                             5.250               10/15/2021          5,339,100
--------------------------------------------------------------------------------------------------------------------------
        1,015,000   NYC GO                                             5.250               08/15/2023          1,047,866
--------------------------------------------------------------------------------------------------------------------------
          500,000   NYC GO                                             5.250               08/01/2024            511,725
--------------------------------------------------------------------------------------------------------------------------
       33,420,000   NYC GO                                             5.250               06/01/2027         34,690,294
--------------------------------------------------------------------------------------------------------------------------
        4,400,000   NYC GO                                             5.250               06/01/2028          4,570,720
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC GO                                             5.250               09/15/2033          1,033,530
--------------------------------------------------------------------------------------------------------------------------
       20,825,000   NYC GO                                             5.375               12/01/2026         21,793,363
--------------------------------------------------------------------------------------------------------------------------
          500,000   NYC GO                                             5.375               08/01/2027            511,510
--------------------------------------------------------------------------------------------------------------------------
        1,115,000   NYC GO                                             5.375               03/15/2028          1,165,643
--------------------------------------------------------------------------------------------------------------------------
       55,765,000   NYC GO                                             5.375               06/01/2032         58,107,130
--------------------------------------------------------------------------------------------------------------------------
       11,500,000   NYC GO                                             5.500               08/01/2020         12,669,205
--------------------------------------------------------------------------------------------------------------------------
       11,860,000   NYC GO                                             5.500               08/01/2021         12,992,274
--------------------------------------------------------------------------------------------------------------------------
        1,255,000   NYC GO                                             5.500               06/01/2028          1,330,965
--------------------------------------------------------------------------------------------------------------------------
        6,910,000   NYC GO                                             5.500               12/01/2031          7,279,201
--------------------------------------------------------------------------------------------------------------------------
        7,075,000   NYC GO                                             5.500               11/15/2037          7,255,766
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYC GO                                             5.625               03/15/2019          5,477,200
--------------------------------------------------------------------------------------------------------------------------
           20,000   NYC GO                                             5.750               02/01/2020             21,092
--------------------------------------------------------------------------------------------------------------------------
        1,500,000   NYC GO                                             5.750               03/01/2020          1,680,675
--------------------------------------------------------------------------------------------------------------------------
            5,000   NYC GO                                             5.950               08/01/2014              5,593
--------------------------------------------------------------------------------------------------------------------------
       25,255,000   NYC GO                                             6.000               01/15/2021         28,606,844
--------------------------------------------------------------------------------------------------------------------------
          335,000   NYC GO                                             6.350               05/15/2014            378,007
--------------------------------------------------------------------------------------------------------------------------
            5,000   NYC GO                                             7.000               02/01/2010              5,084
--------------------------------------------------------------------------------------------------------------------------
            5,000   NYC GO                                             7.250               08/15/2024              5,020
--------------------------------------------------------------------------------------------------------------------------
           15,000   NYC GO                                             7.750               08/15/2028             15,298
--------------------------------------------------------------------------------------------------------------------------
          100,000   NYC GO DIAMONDS                                    0.000 8             08/01/2025             87,465
--------------------------------------------------------------------------------------------------------------------------
          837,000   NYC GO RIBS                                       10.470 5             08/12/2010            860,712
--------------------------------------------------------------------------------------------------------------------------
          837,000   NYC GO RIBS                                       10.470 5             09/01/2011            860,947
--------------------------------------------------------------------------------------------------------------------------
          326,226   NYC HDC (Albert Einstein Staff Hsg.)               6.500               12/15/2017            342,782
--------------------------------------------------------------------------------------------------------------------------
        1,252,814   NYC HDC (Atlantic Plaza Towers)                    7.034               02/15/2019          1,318,636
--------------------------------------------------------------------------------------------------------------------------
        1,045,000   NYC HDC (Barclay Avenue)                           6.450               04/01/2017          1,087,239
--------------------------------------------------------------------------------------------------------------------------
        4,055,000   NYC HDC (Barclay Avenue)                           6.600               04/01/2033          4,196,398
--------------------------------------------------------------------------------------------------------------------------
          308,220   NYC HDC (Bay Towers)                               6.500               08/15/2017            324,340
--------------------------------------------------------------------------------------------------------------------------
        2,306,118   NYC HDC (Boulevard Towers)                         6.500               08/15/2017          2,426,405
--------------------------------------------------------------------------------------------------------------------------
          391,474   NYC HDC (Bridgeview III)                           6.500               12/15/2017            411,949
--------------------------------------------------------------------------------------------------------------------------
          420,389   NYC HDC (Cadman Plaza North)                       7.000               12/15/2018            441,985
--------------------------------------------------------------------------------------------------------------------------
        1,093,134   NYC HDC (Cadman Towers)                            6.500               11/15/2018          1,150,283
--------------------------------------------------------------------------------------------------------------------------
          156,349   NYC HDC (Candia House)                             6.500               06/15/2018            164,502
--------------------------------------------------------------------------------------------------------------------------
        2,979,996   NYC HDC (Clinton Towers)                           6.500               07/15/2017          3,135,433
--------------------------------------------------------------------------------------------------------------------------
          258,151   NYC HDC (Contello III)                             7.000               12/15/2018            271,701
--------------------------------------------------------------------------------------------------------------------------
        1,219,347   NYC HDC (Cooper Gramercy)                          6.500               08/15/2017          1,282,948
--------------------------------------------------------------------------------------------------------------------------
          930,351   NYC HDC (Court Plaza)                              6.500               08/15/2017            979,008
--------------------------------------------------------------------------------------------------------------------------
        1,455,594   NYC HDC (Crown Gardens)                            7.250               01/15/2019          1,532,522
--------------------------------------------------------------------------------------------------------------------------
        3,027,478   NYC HDC (East Midtown Plaza)                       6.500               11/15/2018          3,185,754
--------------------------------------------------------------------------------------------------------------------------
        2,925,936   NYC HDC (Esplanade Gardens)                        7.000               01/15/2019          3,080,045
--------------------------------------------------------------------------------------------------------------------------
           70,183   NYC HDC (Essex Terrace)                            6.500               07/15/2018             73,843
--------------------------------------------------------------------------------------------------------------------------
          420,307   NYC HDC (Forest Park Crescent)                     6.500               12/15/2017            442,230
--------------------------------------------------------------------------------------------------------------------------
        1,396,944   NYC HDC (Gouverneur Gardens)                       7.034               02/15/2019          1,470,549
--------------------------------------------------------------------------------------------------------------------------
          966,152   NYC HDC (Janel Towers)                             6.500               09/15/2017          1,016,681
--------------------------------------------------------------------------------------------------------------------------
          338,022   NYC HDC (Kingsbridge Arms)                         6.500               08/15/2017            355,701
--------------------------------------------------------------------------------------------------------------------------
          193,650   NYC HDC (Kingsbridge Arms)                         6.500               11/15/2018            203,749
--------------------------------------------------------------------------------------------------------------------------
        1,483,534   NYC HDC (Lincoln-Amsterdam)                        7.250               11/15/2018          1,559,803
--------------------------------------------------------------------------------------------------------------------------
        2,224,175   NYC HDC (Montefiore Hospital Hsg. Sec. II)         6.500               10/15/2017          2,340,188
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   NYC HDC (Multifamily Hsg.), Series A               5.500               11/01/2034          3,083,100
--------------------------------------------------------------------------------------------------------------------------
       10,470,000   NYC HDC (Multifamily Hsg.), Series A               5.600               11/01/2042         10,837,392
--------------------------------------------------------------------------------------------------------------------------
          775,000   NYC HDC (Multifamily Hsg.), Series C               5.700               05/01/2031            800,622
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC HDC (Multifamily Hsg.), Series E               5.200               11/01/2033          1,011,600
--------------------------------------------------------------------------------------------------------------------------
        2,155,000   NYC HDC (Multifamily Hsg.), Series F               5.200               11/01/2032          2,181,420
--------------------------------------------------------------------------------------------------------------------------
          741,367   NYC HDC (New Amsterdam House)                      6.500               08/15/2018            780,125
--------------------------------------------------------------------------------------------------------------------------
          757,844   NYC HDC (New Amsterdam House)                      6.500               08/15/2018            759,784
--------------------------------------------------------------------------------------------------------------------------
          912,178   NYC HDC (Riverbend)                                6.500               11/15/2018            959,867
--------------------------------------------------------------------------------------------------------------------------
        5,709,441   NYC HDC (Riverside Park Community)                 7.250               11/15/2018          6,016,380
--------------------------------------------------------------------------------------------------------------------------
          399,549   NYC HDC (RNA House)                                7.000               12/15/2018            420,581
--------------------------------------------------------------------------------------------------------------------------
          564,049   NYC HDC (Robert Fulton Terrace)                    6.500               12/15/2017            593,549
--------------------------------------------------------------------------------------------------------------------------
          208,519   NYC HDC (Rosalie Manning Apartments)               7.034               11/15/2018            219,473
--------------------------------------------------------------------------------------------------------------------------
          555,253   NYC HDC (Scott Tower)                              7.000               12/15/2018            584,398
--------------------------------------------------------------------------------------------------------------------------
          759,874   NYC HDC (Seaview Towers)                           6.500               01/15/2018            799,501
--------------------------------------------------------------------------------------------------------------------------
          313,809   NYC HDC (St. Martin Tower)                         6.500               11/15/2018            330,215
--------------------------------------------------------------------------------------------------------------------------
        1,451,774   NYC HDC (Stevenson Commons)                        6.500               05/15/2018          1,527,484
--------------------------------------------------------------------------------------------------------------------------
          413,950   NYC HDC (Strycker's Bay Apartments)                7.034               11/15/2018            414,931
--------------------------------------------------------------------------------------------------------------------------
        1,446,318   NYC HDC (Tivoli Towers)                            6.500               01/15/2018          1,520,846
--------------------------------------------------------------------------------------------------------------------------
          196,471   NYC HDC (Town House West)                          6.500               01/15/2018            206,576
--------------------------------------------------------------------------------------------------------------------------
          303,008   NYC HDC (Tri-Faith House)                          7.000               01/15/2019            318,922
--------------------------------------------------------------------------------------------------------------------------
        1,271,972   NYC HDC (University River View)                    6.500               08/15/2017          1,338,496
--------------------------------------------------------------------------------------------------------------------------
          386,137   NYC HDC (Washington Square Southeast)              7.000               01/15/2019            406,185
--------------------------------------------------------------------------------------------------------------------------
          347,191   NYC HDC (West Side Manor)                          6.500               11/15/2018            365,297
--------------------------------------------------------------------------------------------------------------------------
          218,365   NYC HDC (Westview Apartments)                      6.500               10/15/2017            229,785
--------------------------------------------------------------------------------------------------------------------------
          515,904   NYC HDC (Woodstock Terrace)                        7.034               02/15/2019            543,010
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC Health & Hospital Corp.                        5.375               02/15/2026          1,022,460
--------------------------------------------------------------------------------------------------------------------------
        5,875,000   NYC Health & Hospital Corp. RITES 3               14.245 5             02/15/2020          7,133,778
--------------------------------------------------------------------------------------------------------------------------
        1,275,000   NYC IDA (A Very Special Place)                     5.750               01/01/2029          1,044,251
--------------------------------------------------------------------------------------------------------------------------
          465,000   NYC IDA (A-Lite Vertical Products)                 6.750               11/01/2009            458,439
--------------------------------------------------------------------------------------------------------------------------
        1,330,000   NYC IDA (A-Lite Vertical Products)                 7.500               11/01/2019          1,307,736
--------------------------------------------------------------------------------------------------------------------------
        3,600,000   NYC IDA (Acme Architectural Products)              6.375               11/01/2019          3,246,444
--------------------------------------------------------------------------------------------------------------------------
       29,615,000   NYC IDA (Airis JFK I/JFK International
                    Airport)                                           5.500               07/01/2028         29,035,138
--------------------------------------------------------------------------------------------------------------------------
       20,745,000   NYC IDA (Airis JFK I/JFK International
                    Airport)                                           6.000               07/01/2027         20,797,900
--------------------------------------------------------------------------------------------------------------------------
        1,035,000   NYC IDA (ALA Realty)                               7.500               12/01/2010          1,062,738
--------------------------------------------------------------------------------------------------------------------------
        1,450,000   NYC IDA (ALA Realty)                               8.375               12/01/2015          1,513,800
--------------------------------------------------------------------------------------------------------------------------
          355,000   NYC IDA (Allied Metal)                             6.375               12/01/2014            351,670
--------------------------------------------------------------------------------------------------------------------------
          940,000   NYC IDA (Allied Metal)                             7.125               12/01/2027            941,429
--------------------------------------------------------------------------------------------------------------------------
        3,335,000   NYC IDA (Amboy Properties)                         6.750               06/01/2020          3,096,481
--------------------------------------------------------------------------------------------------------------------------
        2,595,000   NYC IDA (American Airlines)                        5.400               07/01/2019          1,469,834
--------------------------------------------------------------------------------------------------------------------------
       29,935,000   NYC IDA (American Airlines)                        5.400               07/01/2020         16,807,305
--------------------------------------------------------------------------------------------------------------------------
       38,410,000   NYC IDA (American Airlines)                        6.900               08/01/2024         24,262,829
--------------------------------------------------------------------------------------------------------------------------
      331,800,000   NYC IDA (American Airlines)                        8.500               08/01/2028        251,159,328
--------------------------------------------------------------------------------------------------------------------------
          915,000   NYC IDA (Atlantic Paste & Glue Company)            6.000               11/01/2007            913,929
--------------------------------------------------------------------------------------------------------------------------
        4,620,000   NYC IDA (Atlantic Paste & Glue Company)            6.625               11/01/2019          4,657,514
--------------------------------------------------------------------------------------------------------------------------
        1,160,000   NYC IDA (Atlantic Veal & Lamb)                     8.375               12/01/2016          1,206,899
--------------------------------------------------------------------------------------------------------------------------
          670,000   NYC IDA (Baco Enterprises)                         7.500               11/01/2011            672,539
--------------------------------------------------------------------------------------------------------------------------
        1,685,000   NYC IDA (Baco Enterprises)                         8.500               11/01/2021          1,687,039
--------------------------------------------------------------------------------------------------------------------------
          290,000   NYC IDA (Bark Frameworks)                          6.000               11/01/2007            281,135
--------------------------------------------------------------------------------------------------------------------------
        1,500,000   NYC IDA (Bark Frameworks)                          6.750               11/01/2019          1,389,720
--------------------------------------------------------------------------------------------------------------------------
       11,115,000   NYC IDA (Berkeley Carroll School)                  6.100               11/01/2028         10,116,428
--------------------------------------------------------------------------------------------------------------------------
        5,500,000   NYC IDA (Beth Abraham Health Services)             6.500               02/15/2022          5,709,330
--------------------------------------------------------------------------------------------------------------------------
        1,035,000   NYC IDA (Beth Abraham Health Services)             6.500               11/15/2027          1,061,424
--------------------------------------------------------------------------------------------------------------------------
        4,220,000   NYC IDA (Beth Abraham Health Services)             6.500               11/15/2034          4,329,171
--------------------------------------------------------------------------------------------------------------------------
       29,380,000   NYC IDA (British Airways)                          5.250               12/01/2032         21,643,658
--------------------------------------------------------------------------------------------------------------------------
       14,890,000   NYC IDA (British Airways)                          7.625               12/01/2032         14,792,024
--------------------------------------------------------------------------------------------------------------------------
       72,320,000   NYC IDA (Brooklyn Navy Yard
                    Cogeneration Partners)                             5.650               10/01/2028         67,131,040
--------------------------------------------------------------------------------------------------------------------------
      139,740,000   NYC IDA (Brooklyn Navy Yard
                    Cogeneration Partners)                             5.750               10/01/2036        128,411,278
--------------------------------------------------------------------------------------------------------------------------
        8,510,000   NYC IDA (Brooklyn Navy Yard
                    Cogeneration Partners)                             6.200               10/01/2022          8,489,831
--------------------------------------------------------------------------------------------------------------------------
       16,205,000   NYC IDA (Calhoun School)                           6.625               12/01/2034         16,129,647
--------------------------------------------------------------------------------------------------------------------------
          345,000   NYC IDA (Cellini Furniture Crafters) 3             6.625               11/01/2009            321,098
--------------------------------------------------------------------------------------------------------------------------
          885,000   NYC IDA (Cellini Furniture Crafters) 3             7.125               11/01/2019            805,757
--------------------------------------------------------------------------------------------------------------------------
        2,235,000   NYC IDA (Chardan Corp.)                            7.750               11/01/2020          2,189,540
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYC IDA (College of Aeronautics)                   5.450               05/01/2018          2,568,700
--------------------------------------------------------------------------------------------------------------------------
        9,600,000   NYC IDA (College of Aeronautics)                   5.500               05/01/2028          9,620,064
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYC IDA (College of New Rochelle)                  5.750               09/01/2017          2,657,100
--------------------------------------------------------------------------------------------------------------------------
        2,900,000   NYC IDA (College of New Rochelle)                  5.800               09/01/2026          3,038,794
--------------------------------------------------------------------------------------------------------------------------
        2,715,000   NYC IDA (Community Hospital of Brooklyn)           6.875               11/01/2010          2,639,061
--------------------------------------------------------------------------------------------------------------------------
        3,975,000   NYC IDA (Comprehensive Care Management)            6.375               11/01/2028          3,972,456
--------------------------------------------------------------------------------------------------------------------------
        1,575,000   NYC IDA (Comprehensive Care Management)            6.375               11/01/2028          1,573,929
--------------------------------------------------------------------------------------------------------------------------
        1,770,000   NYC IDA (Comprehensive Care Management)            7.875               12/01/2016          1,886,661
--------------------------------------------------------------------------------------------------------------------------
        1,380,000   NYC IDA (Comprehensive Care Management)            8.000               12/01/2011          1,423,649
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC IDA (Continental Airlines)                     7.250               11/01/2008            896,070
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   NYC IDA (Continental Airlines)                     8.375               11/01/2016          1,703,840
--------------------------------------------------------------------------------------------------------------------------
          715,000   NYC IDA (Dioni)                                    6.000               11/01/2007            710,717
--------------------------------------------------------------------------------------------------------------------------
        3,600,000   NYC IDA (Dioni)                                    6.625               11/01/2019          3,614,076
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC IDA (Eger Harbor House)                        5.875               05/20/2044          1,103,180
--------------------------------------------------------------------------------------------------------------------------
          720,000   NYC IDA (Excel Paint Applicators) 3                8.250               11/01/2010            704,110
--------------------------------------------------------------------------------------------------------------------------
        4,825,000   NYC IDA (Excel Paint Applicators) 3                8.625               11/01/2026          4,629,539
--------------------------------------------------------------------------------------------------------------------------
        7,315,000   NYC IDA (Friends Seminary School)                  7.125               09/15/2031          7,847,239
--------------------------------------------------------------------------------------------------------------------------
        3,280,000   NYC IDA (Gabrielli Truck Sales)                    8.125               12/01/2017          3,478,932
--------------------------------------------------------------------------------------------------------------------------
        2,265,000   NYC IDA (Gateway School of NY)                     6.500               11/01/2019          2,351,976
--------------------------------------------------------------------------------------------------------------------------
        8,000,000   NYC IDA (General Motors Corp.)                     5.125               12/30/2023          8,035,360
--------------------------------------------------------------------------------------------------------------------------
        2,175,000   NYC IDA (Good Shepherd Services)                   5.875               06/01/2014          2,204,450
--------------------------------------------------------------------------------------------------------------------------
        1,155,000   NYC IDA (Graphic Artists)                          8.250               12/30/2023          1,170,985
--------------------------------------------------------------------------------------------------------------------------
          405,000   NYC IDA (Herbert G. Birch Childhood Project)       7.375               02/01/2009            406,470
--------------------------------------------------------------------------------------------------------------------------
        2,195,000   NYC IDA (Herbert G. Birch Childhood Project)       8.375               02/01/2022          2,285,149
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC IDA (Institute of International Education)     5.250               09/01/2021          1,056,000
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   NYC IDA (Institute of International Education)     5.250               09/01/2031          3,084,780
--------------------------------------------------------------------------------------------------------------------------
        1,605,000   NYC IDA (Julia Gray)                               7.500               11/01/2020          1,625,688
--------------------------------------------------------------------------------------------------------------------------
          890,000   NYC IDA (Just Bagels Manufacturing)                8.500               11/01/2016            904,649
--------------------------------------------------------------------------------------------------------------------------
        1,050,000   NYC IDA (Just Bagels Manufacturing)                8.750               11/01/2026          1,067,115
--------------------------------------------------------------------------------------------------------------------------
        1,675,000   NYC IDA (Koenig Iron Works)                        8.375               12/01/2025          1,763,122
--------------------------------------------------------------------------------------------------------------------------
        1,495,000   NYC IDA (L&M Optical Disc)                         7.125               11/01/2010          1,510,698
--------------------------------------------------------------------------------------------------------------------------
        3,025,000   NYC IDA (Little Red Schoolhouse)                   6.750               11/01/2018          3,054,706
--------------------------------------------------------------------------------------------------------------------------
          545,000   NYC IDA (Lucky Polyethylene
                    Manufacturing Company)                             7.000               11/01/2009            509,537
--------------------------------------------------------------------------------------------------------------------------
        2,995,000   NYC IDA (Lucky Polyethylene
                    Manufacturing Company)                             7.800               11/01/2024          2,665,969
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   NYC IDA (Lycee Francais De New York)               5.375               06/01/2023          2,045,620
--------------------------------------------------------------------------------------------------------------------------
       23,000,000   NYC IDA (Magen David Yeshivah)                     5.700               06/15/2027         24,215,320
--------------------------------------------------------------------------------------------------------------------------
          680,000   NYC IDA (Marymount School of NY)                   5.125               09/01/2021            701,583
--------------------------------------------------------------------------------------------------------------------------
        3,875,000   NYC IDA (Marymount School of NY)                   5.250               09/01/2031          3,925,763
--------------------------------------------------------------------------------------------------------------------------
       19,335,000   NYC IDA (MediSys Health Network)                   6.250               03/15/2024         17,500,495
--------------------------------------------------------------------------------------------------------------------------
        1,915,000   NYC IDA (Mesorah Publications)                     6.450               02/01/2011          1,923,177
--------------------------------------------------------------------------------------------------------------------------
        4,790,000   NYC IDA (Mesorah Publications)                     6.950               02/01/2021          4,682,129
--------------------------------------------------------------------------------------------------------------------------
        2,275,000   NYC IDA (Morrisons Pastry)                         6.500               11/01/2019          2,234,801
--------------------------------------------------------------------------------------------------------------------------
       18,245,000   NYC IDA (Northwest Airlines)                       6.000               06/01/2027         12,536,504
--------------------------------------------------------------------------------------------------------------------------
        4,400,000   NYC IDA (NY Hostel Company)                        7.600               01/01/2017          4,507,096
--------------------------------------------------------------------------------------------------------------------------
          470,000   NYC IDA (NY Vanities & Manufacturing)              7.000               11/01/2009            452,521
--------------------------------------------------------------------------------------------------------------------------
        1,405,000   NYC IDA (NY Vanities & Manufacturing)              7.500               11/01/2019          1,346,678
--------------------------------------------------------------------------------------------------------------------------
          715,000   NYC IDA (NYC Outward Bound Center)                 7.250               11/01/2010            722,550
--------------------------------------------------------------------------------------------------------------------------
          545,000   NYC IDA (Paradise Products)                        7.125               11/01/2007            554,974
--------------------------------------------------------------------------------------------------------------------------
        4,475,000   NYC IDA (Paradise Products)                        8.250               11/01/2022          4,690,069
--------------------------------------------------------------------------------------------------------------------------
          875,000   NYC IDA (Petrocelli Electric)                      7.250               11/01/2007            897,400
--------------------------------------------------------------------------------------------------------------------------
          265,000   NYC IDA (Petrocelli Electric)                      7.250               11/01/2008            272,073
--------------------------------------------------------------------------------------------------------------------------
        3,780,000   NYC IDA (Petrocelli Electric)                      8.000               11/01/2017          3,922,506
--------------------------------------------------------------------------------------------------------------------------
          940,000   NYC IDA (Petrocelli Electric)                      8.000               11/01/2018            982,262
--------------------------------------------------------------------------------------------------------------------------
        6,265,000   NYC IDA (Polytechnic University)                   6.000               11/01/2020          5,810,600
--------------------------------------------------------------------------------------------------------------------------
       34,000,000   NYC IDA (Polytechnic University)                   6.125               11/01/2030         31,038,940
--------------------------------------------------------------------------------------------------------------------------
          180,000   NYC IDA (Pop Display)                              6.750               12/30/2014            179,951
--------------------------------------------------------------------------------------------------------------------------
        2,645,000   NYC IDA (Pop Display)                              7.900               12/30/2014          2,661,161
--------------------------------------------------------------------------------------------------------------------------
        2,240,000   NYC IDA (Precision Gear)                           6.375               11/01/2024          2,221,094
--------------------------------------------------------------------------------------------------------------------------
        1,910,000   NYC IDA (Precision Gear)                           6.375               11/01/2024          1,871,705
--------------------------------------------------------------------------------------------------------------------------
          930,000   NYC IDA (Precision Gear)                           7.625               11/01/2024            974,138
--------------------------------------------------------------------------------------------------------------------------
        4,100,000   NYC IDA (PSCH)                                     6.375               07/01/2033          4,323,245
--------------------------------------------------------------------------------------------------------------------------
          445,000   NYC IDA (Psycho Therapy)                           9.625               04/01/2010            445,650
--------------------------------------------------------------------------------------------------------------------------
          815,000   NYC IDA (Puerto Rican Family Foundation)           7.000               10/01/2016            817,127
--------------------------------------------------------------------------------------------------------------------------
        3,025,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)       6.250               11/01/2014          2,840,838
--------------------------------------------------------------------------------------------------------------------------
        8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)       6.750               11/01/2028          7,834,257
--------------------------------------------------------------------------------------------------------------------------
        1,455,000   NYC IDA (Sahadi Fine Foods)                        6.250               11/01/2009          1,402,358
--------------------------------------------------------------------------------------------------------------------------
        4,085,000   NYC IDA (Sahadi Fine Foods)                        6.750               11/01/2019          3,835,897
--------------------------------------------------------------------------------------------------------------------------
        4,380,000   NYC IDA (Showman Fabricators)                      7.500               11/01/2028          4,306,372
--------------------------------------------------------------------------------------------------------------------------
        3,545,000   NYC IDA (South Bronx Overall
                    Economic Devel.)                                   8.625               12/01/2025          3,609,519
--------------------------------------------------------------------------------------------------------------------------
        4,255,000   NYC IDA (Special Needs Facilities
                    Pooled Program)                                    6.650               07/01/2023          4,213,982
--------------------------------------------------------------------------------------------------------------------------
          735,000   NYC IDA (Special Needs Facilities
                    Pooled Program)                                    7.125               08/01/2006            752,228
--------------------------------------------------------------------------------------------------------------------------
        7,010,000   NYC IDA (Special Needs Facilities
                    Pooled Program)                                    7.875               08/01/2025          7,565,613
--------------------------------------------------------------------------------------------------------------------------
        5,115,000   NYC IDA (St. Bernard's School)                     7.000               12/01/2021          5,388,601
--------------------------------------------------------------------------------------------------------------------------
           10,000   NYC IDA (Staten Island University Hospital)        6.375               07/01/2031              9,396
--------------------------------------------------------------------------------------------------------------------------
        4,535,000   NYC IDA (Staten Island University Hospital)        6.375               07/01/2031          4,261,267
--------------------------------------------------------------------------------------------------------------------------
        1,495,000   NYC IDA (Staten Island University Hospital)        6.450               07/01/2032          1,417,424
--------------------------------------------------------------------------------------------------------------------------
          585,000   NYC IDA (Streamline Plastics)                      7.750               12/01/2015            590,212
--------------------------------------------------------------------------------------------------------------------------
        1,275,000   NYC IDA (Streamline Plastics)                      8.125               12/01/2025          1,299,824
--------------------------------------------------------------------------------------------------------------------------
           30,000   NYC IDA (Summit School)                            7.250               12/01/2004             29,995
--------------------------------------------------------------------------------------------------------------------------
        1,485,000   NYC IDA (Summit School)                            8.250               12/01/2024          1,512,532
--------------------------------------------------------------------------------------------------------------------------
        1,080,000   NYC IDA (Surprise Plastics)                        7.500               11/01/2013          1,079,892
--------------------------------------------------------------------------------------------------------------------------
        2,480,000   NYC IDA (Surprise Plastics)                        8.500               11/01/2023          2,398,383
--------------------------------------------------------------------------------------------------------------------------
        3,855,000   NYC IDA (Terminal One Group Association)           6.000               01/01/2015          3,941,699
--------------------------------------------------------------------------------------------------------------------------
       25,760,000   NYC IDA (Terminal One Group Association)           6.000               01/01/2019         26,548,256
--------------------------------------------------------------------------------------------------------------------------
          210,000   NYC IDA (Terminal One Group Association)           6.100               01/01/2009            214,488
--------------------------------------------------------------------------------------------------------------------------
       10,825,000   NYC IDA (Terminal One Group Association)           6.125               01/01/2024         11,155,163
--------------------------------------------------------------------------------------------------------------------------
          380,000   NYC IDA (The Bank Street College)                  5.250               12/01/2021            406,053
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC IDA (The Bank Street College)                  5.250               12/01/2030          1,034,120
--------------------------------------------------------------------------------------------------------------------------
       10,000,000   NYC IDA (The Child School)                         7.550               06/01/2033         10,188,400
--------------------------------------------------------------------------------------------------------------------------
          420,000   NYC IDA (Therapy & Learning Center)                7.500               10/01/2011            428,484
--------------------------------------------------------------------------------------------------------------------------
        3,735,000   NYC IDA (Therapy & Learning Center)                8.250               10/01/2031          3,862,849
--------------------------------------------------------------------------------------------------------------------------
          395,000   NYC IDA (THR Products Corp.)                       7.250               11/01/2010            401,221
--------------------------------------------------------------------------------------------------------------------------
        1,085,000   NYC IDA (THR Products Corp.)                       8.250               11/01/2020          1,125,134
--------------------------------------------------------------------------------------------------------------------------
        4,325,000   NYC IDA (Touro College)                            6.350               06/01/2029          4,160,650
--------------------------------------------------------------------------------------------------------------------------
        4,485,000   NYC IDA (Ulano)                                    6.900               11/01/2019          4,226,350
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYC IDA (United Nations School)                    6.350               12/01/2015          1,051,670
--------------------------------------------------------------------------------------------------------------------------
        1,155,000   NYC IDA (Urban Health Plan)                        6.250               09/15/2009          1,127,245
--------------------------------------------------------------------------------------------------------------------------
        9,830,000   NYC IDA (Urban Health Plan)                        7.050               09/15/2026          9,229,682
--------------------------------------------------------------------------------------------------------------------------
        3,640,000   NYC IDA (Urban Resource Institute)                 7.375               11/01/2033          3,605,238
--------------------------------------------------------------------------------------------------------------------------
          110,000   NYC IDA (Utleys)                                   6.625               11/01/2006            108,578
--------------------------------------------------------------------------------------------------------------------------
        1,335,000   NYC IDA (Utleys)                                   7.375               11/01/2023          1,282,067
--------------------------------------------------------------------------------------------------------------------------
          680,000   NYC IDA (Van Blarcom Closures)                     7.125               11/01/2007            676,750
--------------------------------------------------------------------------------------------------------------------------
        2,965,000   NYC IDA (Van Blarcom Closures)                     8.000               11/01/2017          3,040,430
--------------------------------------------------------------------------------------------------------------------------
          200,000   NYC IDA (Visy Paper)                               7.550               01/01/2005            201,142
--------------------------------------------------------------------------------------------------------------------------
       19,300,000   NYC IDA (Visy Paper)                               7.800               01/01/2016         20,135,690
--------------------------------------------------------------------------------------------------------------------------
       53,000,000   NYC IDA (Visy Paper)                               7.950               01/01/2028         55,324,580
--------------------------------------------------------------------------------------------------------------------------
        1,930,000   NYC IDA (Vocational Instruction)                   7.750               02/01/2033          2,007,547
--------------------------------------------------------------------------------------------------------------------------
          570,000   NYC IDA (W & W Jewelers)                           7.250               02/01/2011            561,541
--------------------------------------------------------------------------------------------------------------------------
        1,555,000   NYC IDA (W & W Jewelers)                           8.250               02/01/2021          1,557,441
--------------------------------------------------------------------------------------------------------------------------
        5,930,000   NYC IDA (Weizmann Institute)                       5.900               11/01/2034          5,990,842
--------------------------------------------------------------------------------------------------------------------------
        2,900,000   NYC IDA (Weizmann Institute)                       5.900               11/01/2034          2,911,252
--------------------------------------------------------------------------------------------------------------------------
        4,390,000   NYC IDA (Westchester Square Medical Center)        8.000               11/01/2010          4,504,930
--------------------------------------------------------------------------------------------------------------------------
        6,160,000   NYC IDA (Westchester Square Medical Center)        8.375               11/01/2015          6,393,649
--------------------------------------------------------------------------------------------------------------------------
        1,660,000   NYC IDA (World Casing Corp.)                       6.700               11/01/2019          1,475,176
--------------------------------------------------------------------------------------------------------------------------
        9,000,000   NYC IDA Special Facilities (JFK
                    International Airport)                             8.000               08/01/2012          7,214,670
--------------------------------------------------------------------------------------------------------------------------
          530,000   NYC Municipal Water Finance Authority              0.000 1             06/15/2019            261,338
--------------------------------------------------------------------------------------------------------------------------
        6,030,000   NYC Municipal Water Finance Authority              0.000 1             06/15/2020          2,796,955
--------------------------------------------------------------------------------------------------------------------------
       18,000,000   NYC Municipal Water Finance Authority              5.000               06/15/2038         18,220,500
--------------------------------------------------------------------------------------------------------------------------
          795,000   NYC Municipal Water Finance Authority              5.125               06/15/2031            813,500
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYC Municipal Water Finance Authority              5.125               06/15/2033             25,622
--------------------------------------------------------------------------------------------------------------------------
       20,545,000   NYC Municipal Water Finance Authority              5.125               06/15/2034         21,046,709
--------------------------------------------------------------------------------------------------------------------------
          580,000   NYC Municipal Water Finance Authority              5.250               06/15/2034            602,550
--------------------------------------------------------------------------------------------------------------------------
        2,160,000   NYC Municipal Water Finance Authority              5.375               06/15/2026          2,262,730
--------------------------------------------------------------------------------------------------------------------------
          260,000   NYC Municipal Water Finance Authority              5.500               06/15/2033            278,294
--------------------------------------------------------------------------------------------------------------------------
        4,000,000   NYC Municipal Water Finance Authority CAB          0.000 1              06/15/2021          1,884,680
--------------------------------------------------------------------------------------------------------------------------
        2,930,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.126 5             06/15/2032          3,085,759
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.185 5             06/15/2029          2,655,800
--------------------------------------------------------------------------------------------------------------------------
        7,850,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.185 5             06/15/2034          8,397,145
--------------------------------------------------------------------------------------------------------------------------
       14,425,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.206 5             06/15/2026         15,623,429
--------------------------------------------------------------------------------------------------------------------------
        2,805,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.255 5             06/15/2027          2,989,962
--------------------------------------------------------------------------------------------------------------------------
       11,210,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.626 5             06/15/2032         12,201,637
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.685 5             06/15/2030          5,329,000
--------------------------------------------------------------------------------------------------------------------------
        3,555,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.715 5             06/15/2021          4,433,441
--------------------------------------------------------------------------------------------------------------------------
       18,240,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.745 5             06/15/2030         19,440,192
--------------------------------------------------------------------------------------------------------------------------
        4,030,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.755 5             06/15/2030          4,295,174
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYC Municipal Water Finance Authority
                    RITES 3                                           14.755 5             06/15/2030          5,329,000
--------------------------------------------------------------------------------------------------------------------------
       17,300,000   NYC Municipal Water Finance Authority
                    RITES 3                                           16.185 5             06/15/2033         22,169,258
--------------------------------------------------------------------------------------------------------------------------
        3,140,000   NYC Municipal Water Finance Authority
                    RITES 3                                           16.215 5             06/15/2027          3,983,153
--------------------------------------------------------------------------------------------------------------------------
        2,150,000   NYC TFA RITES 3                                   14.216 5             08/15/2027          2,266,401
--------------------------------------------------------------------------------------------------------------------------
           50,000   NYC Trust for Cultural Resources
                    (Museum of American Folk Art)                      6.125               07/01/2030             53,090
--------------------------------------------------------------------------------------------------------------------------
       18,826,356   NYS Certificate of Lease 3                         5.875               01/02/2023         19,519,731
--------------------------------------------------------------------------------------------------------------------------
        1,690,000   NYS DA (4201 Schools Program)                      6.250               07/01/2020          1,948,773
--------------------------------------------------------------------------------------------------------------------------
          350,000   NYS DA (Augustana Lutheran Home)                   5.400               02/01/2031            369,110
--------------------------------------------------------------------------------------------------------------------------
        1,500,000   NYS DA (Augustana Lutheran Home)                   5.500               02/01/2041          1,579,230
--------------------------------------------------------------------------------------------------------------------------
           35,000   NYS DA (Bethel Springvale Home)                    6.000               02/01/2035             37,349
--------------------------------------------------------------------------------------------------------------------------
           40,000   NYS DA (Bishop Henry B. Hucles
                    Nursing Home)                                      6.000               07/01/2024             42,067
--------------------------------------------------------------------------------------------------------------------------
       14,360,000   NYS DA (Buena Vida Nursing Home)                   5.250               07/01/2028         14,785,774
--------------------------------------------------------------------------------------------------------------------------
       20,400,000   NYS DA (Catholic Health Services)                  6.000               07/01/2030         21,623,592
--------------------------------------------------------------------------------------------------------------------------
        8,435,000   NYS DA (Center for Nursing)                        5.550               08/01/2037          8,866,029
--------------------------------------------------------------------------------------------------------------------------
        2,905,000   NYS DA (Chapel Oaks)                               5.450               07/01/2026          3,012,746
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYS DA (City University)                           5.000               07/01/2023             25,912
--------------------------------------------------------------------------------------------------------------------------
        1,895,000   NYS DA (City University)                           5.250               07/01/2031          1,955,128
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYS DA (Concord Nursing Home)                      6.500               07/01/2029          2,724,325
--------------------------------------------------------------------------------------------------------------------------
        1,250,000   NYS DA (D'Youville College)                        5.250               07/01/2025          1,317,588
--------------------------------------------------------------------------------------------------------------------------
          525,000   NYS DA (Dept. of Health)                           5.500               07/01/2021            551,544
--------------------------------------------------------------------------------------------------------------------------
           20,000   NYS DA (Ellis Hospital)                            5.600               08/01/2025             20,861
--------------------------------------------------------------------------------------------------------------------------
       17,630,000   NYS DA (FHA Insured Mtg.), Series B                0.000 1             08/15/2040          2,110,840
--------------------------------------------------------------------------------------------------------------------------
        6,480,000   NYS DA (Frances Schervier Home &
                    Hospital Obligated Group)                          5.500               07/01/2027          6,820,459
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS DA (Grace Manor Health Care Facility)          6.150               07/01/2018          1,083,070
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   NYS DA (Highland Hospital)                         5.450               08/01/2037          2,128,100
--------------------------------------------------------------------------------------------------------------------------
      140,615,000   NYS DA (Insured Hospital)                          0.000 1             08/15/2036         25,486,469
--------------------------------------------------------------------------------------------------------------------------
       38,650,000   NYS DA (Interfaith Medical Center)                 5.400               02/15/2028         40,034,830
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS DA (Jones Memorial Hospital)                   5.375               08/01/2034          1,038,180
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYS DA (Kaleida Health)                            5.050               02/15/2025          5,172,200
--------------------------------------------------------------------------------------------------------------------------
        3,450,000   NYS DA (L.I.  University)                          5.125               09/01/2023          3,582,066
--------------------------------------------------------------------------------------------------------------------------
        1,400,000   NYS DA (L.I.  University)                          5.250               09/01/2028          1,448,160
--------------------------------------------------------------------------------------------------------------------------
          235,000   NYS DA (L.I.  University)                          5.250               09/01/2028            243,314
--------------------------------------------------------------------------------------------------------------------------
        1,585,000   NYS DA (L.I.  University)                          5.500               09/01/2020          1,716,064
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYS DA (Lakeside Memorial Hospital)                6.000               02/01/2021             26,445
--------------------------------------------------------------------------------------------------------------------------
        9,415,000   NYS DA (Lutheran Social Services of
                    Upstate NY) RITES 3                                8.672 5             02/01/2038          9,995,811
--------------------------------------------------------------------------------------------------------------------------
        3,115,000   NYS DA (Menorah Home & Hospital)
                    RITES 3                                           14.626 5             08/01/2038          3,392,484
--------------------------------------------------------------------------------------------------------------------------
        5,825,000   NYS DA (Menorah Home) RITES 3                     14.815 5             08/01/2038          6,298,107
--------------------------------------------------------------------------------------------------------------------------
        3,660,000   NYS DA (Mental Health)                             5.000               02/15/2033          3,702,127
--------------------------------------------------------------------------------------------------------------------------
        4,625,000   NYS DA (Mental Health) RITES 3                    14.255 5             02/15/2023          5,195,170
--------------------------------------------------------------------------------------------------------------------------
        3,460,000   NYS DA (Millard Fillmore Hospital)                 5.375               02/01/2032          3,577,121
--------------------------------------------------------------------------------------------------------------------------
        4,125,000   NYS DA (Miriam Osborn Memorial
                    Home Association)                                  6.375               07/01/2029          4,518,278
--------------------------------------------------------------------------------------------------------------------------
        2,430,000   NYS DA (Miriam Osborn Memorial
                    Home Association)                                  6.875               07/01/2019          2,767,041
--------------------------------------------------------------------------------------------------------------------------
        6,860,000   NYS DA (Miriam Osborn Memorial
                    Home Association)                                  6.875               07/01/2025          7,703,300
--------------------------------------------------------------------------------------------------------------------------
        2,375,000   NYS DA (Montefiore Medical) RITES 3               16.215 5             08/01/2038          2,828,103
--------------------------------------------------------------------------------------------------------------------------
        6,800,000   NYS DA ( MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                   6.000               07/01/2014          6,829,172
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   NYS DA ( MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                   6.500               07/01/2017          3,072,750
--------------------------------------------------------------------------------------------------------------------------
       27,420,000   NYS DA ( MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                   6.500               07/01/2025         27,880,108
--------------------------------------------------------------------------------------------------------------------------
       42,630,000   NYS DA ( MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                   6.600               07/01/2026         43,170,122
--------------------------------------------------------------------------------------------------------------------------
        8,820,000   NYS DA ( MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                   6.625               07/01/2019          9,101,623
--------------------------------------------------------------------------------------------------------------------------
       15,000,000   NYS DA ( MSH/NYU Hospital Center/HJDOI
                    Obligated Group)                                   6.750               07/01/2020         15,518,700
--------------------------------------------------------------------------------------------------------------------------
        7,280,000   NYS DA (Mt. Sinai/NYU Health)                      6.000               07/01/2026          7,306,281
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYS DA (Mt. Sinai/NYU Health)                      6.250               07/01/2022          2,513,050
--------------------------------------------------------------------------------------------------------------------------
        2,850,000   NYS DA (Municipal Health Facilities)
                    RITES 3                                           14.255 5             01/15/2023          3,224,547
--------------------------------------------------------------------------------------------------------------------------
        4,000,000   NYS DA (North Shore Long Island Jewish
                    Group)                                             5.500               05/01/2033          4,150,760
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS DA (Norwegian Christian Home & Health
                    Center)                                            5.200               08/01/2036          1,032,680
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   NYS DA (Norwegian Christian Home & Health
                    Center)                                            6.100               08/01/2041          2,214,020
--------------------------------------------------------------------------------------------------------------------------
        4,215,000   NYS DA (Nursing Homes)                             5.200               02/01/2032          4,369,606
--------------------------------------------------------------------------------------------------------------------------
        6,860,000   NYS DA (NY Hospital Medical Center)                5.600               02/15/2039          7,506,143
--------------------------------------------------------------------------------------------------------------------------
        4,780,795   NYS DA (Our Lady of Mercy Medical
                    Center) Computer Lease 3                           6.200               08/15/2006          4,713,290
--------------------------------------------------------------------------------------------------------------------------
       10,635,000   NYS DA (Rochester General Hospital)
                    RITES 3                                            9.344  5            08/01/2033         10,905,129
--------------------------------------------------------------------------------------------------------------------------
          580,000   NYS DA (Sarah Neumann Home)                        5.450               08/01/2027            618,048
--------------------------------------------------------------------------------------------------------------------------
        9,000,000   NYS DA (St. Agnes Hospital)                        5.400               02/15/2025          9,383,130
--------------------------------------------------------------------------------------------------------------------------
        2,400,000   NYS DA (St. Barnabas Hospital)                     5.450               08/01/2035          2,557,416
--------------------------------------------------------------------------------------------------------------------------
          905,000   NYS DA (St. Catherine of Siena Medical
                    Center)                                            6.000               07/01/2030            961,617
--------------------------------------------------------------------------------------------------------------------------
        1,750,000   NYS DA (St. Clare's Hospital)                      5.300               02/15/2019          1,837,413
--------------------------------------------------------------------------------------------------------------------------
        2,970,000   NYS DA (St. Clare's Hospital)                      5.400               02/15/2025          3,096,433
--------------------------------------------------------------------------------------------------------------------------
        2,580,000   NYS DA (St. James Mercy Hospital)                  5.400               02/01/2038          2,672,674
--------------------------------------------------------------------------------------------------------------------------
        1,500,000   NYS DA (St. Thomas Aquinas College)                5.250               07/01/2028          1,536,870
--------------------------------------------------------------------------------------------------------------------------
        3,885,000   NYS DA (St. Vincent DePaul Residence)              5.300               07/01/2018          4,108,893
--------------------------------------------------------------------------------------------------------------------------
          130,000   NYS DA (St. Vincent's Hospital &
                    Medical Center)                                    7.400               08/01/2030            135,369
--------------------------------------------------------------------------------------------------------------------------
           95,000   NYS DA (State University Educational Facilities)   6.000               05/15/2017             97,176
--------------------------------------------------------------------------------------------------------------------------
        1,700,000   NYS DA (Vassar Brothers)                           5.375               07/01/2025          1,780,512
--------------------------------------------------------------------------------------------------------------------------
        7,030,000   NYS DA (White Plains Hospital)                     5.375               02/15/2043          7,318,722
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYS DA (Willow Towers)                             5.400               02/01/2034          2,633,675
--------------------------------------------------------------------------------------------------------------------------
       26,040,000   NYS DA (Wyckoff Heights Medical Center)            5.300               08/15/2021         27,206,332
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYS DA RITES 3                                    17.218 5             02/01/2012          7,279,300
--------------------------------------------------------------------------------------------------------------------------
        4,095,000   NYS EFC (Clean Water & Drinking
                    Revolving Funds)                                   5.400               07/15/2021          4,442,092
--------------------------------------------------------------------------------------------------------------------------
        1,625,000   NYS EFC (Consolidated Water Company)               7.150               11/01/2014          1,634,718
--------------------------------------------------------------------------------------------------------------------------
        7,500,000   NYS EFC (NYS Water Services)                       5.950               01/15/2020          8,128,875
--------------------------------------------------------------------------------------------------------------------------
        2,340,000   NYS EFC (NYS Water Services)                       6.000               01/15/2031          2,485,618
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYS EFC (NYS Water Services)                       7.500               03/15/2011             25,120
--------------------------------------------------------------------------------------------------------------------------
       11,895,000   NYS EFC (Occidental Petroleum)                     5.700               09/01/2028         11,919,266
--------------------------------------------------------------------------------------------------------------------------
       15,300,000   NYS EFC (Occidental Petroleum)                     6.100               11/01/2030         15,800,769
--------------------------------------------------------------------------------------------------------------------------
        4,700,000   NYS ERDA (Brooklyn Union Gas) RIBS                 9.515 5             07/08/2026          4,846,170
--------------------------------------------------------------------------------------------------------------------------
        7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS                10.931 5             04/01/2020          8,717,660
--------------------------------------------------------------------------------------------------------------------------
       16,300,000   NYS ERDA (Brooklyn Union Gas) RIBS                12.048 5             07/01/2026         19,074,260
--------------------------------------------------------------------------------------------------------------------------
          210,000   NYS ERDA (Central Hudson Gas & Electric)           5.450               08/01/2027            225,643
--------------------------------------------------------------------------------------------------------------------------
          625,000   NYS ERDA (Con Ed)                                  7.125               12/01/2029            642,713
--------------------------------------------------------------------------------------------------------------------------
           40,000   NYS ERDA (Corning Natural Gas)                     8.250               12/01/2018             41,316
--------------------------------------------------------------------------------------------------------------------------
       23,000,000   NYS ERDA (LILCO)                                   5.300               11/01/2023         23,803,850
--------------------------------------------------------------------------------------------------------------------------
          300,000   NYS ERDA (LILCO)                                   5.300               10/01/2024            309,813
--------------------------------------------------------------------------------------------------------------------------
        3,485,000   NYS ERDA (NIMO) RITES 3                           14.855 5             11/01/2025          3,988,443
--------------------------------------------------------------------------------------------------------------------------
        3,625,000   NYS ERDA (RG&E) Residual Certificates 3           17.800 5             09/01/2033          4,631,445
--------------------------------------------------------------------------------------------------------------------------
        3,245,000   NYS HFA (Children's Rescue)                        7.625               05/01/2018          3,246,460
--------------------------------------------------------------------------------------------------------------------------
           20,000   NYS HFA (General Hsg.)                             6.600               11/01/2008             20,689
--------------------------------------------------------------------------------------------------------------------------
        3,890,000   NYS HFA (HELP-Bronx Hsg.)                          8.050               11/01/2005          3,978,575
--------------------------------------------------------------------------------------------------------------------------
          500,000   NYS HFA (HELP-Suffolk Hsg.)                        8.100               11/01/2005            509,385
--------------------------------------------------------------------------------------------------------------------------
          200,000   NYS HFA (Hospital & Nursing Home)                  7.000               11/01/2017            241,900
--------------------------------------------------------------------------------------------------------------------------
            5,000   NYS HFA (Meadow Manor)                             7.750               11/01/2019              5,003
--------------------------------------------------------------------------------------------------------------------------
           35,000   NYS HFA (Multifamily Hsg.)                         0.000 1             11/01/2016             17,838
--------------------------------------------------------------------------------------------------------------------------
          745,000   NYS HFA (Multifamily Hsg.)                         5.250               11/15/2028            758,410
--------------------------------------------------------------------------------------------------------------------------
        1,340,000   NYS HFA (Multifamily Hsg.)                         5.300               08/15/2024          1,381,728
--------------------------------------------------------------------------------------------------------------------------
        1,700,000   NYS HFA (Multifamily Hsg.)                         5.300               11/15/2039          1,726,962
--------------------------------------------------------------------------------------------------------------------------
        1,070,000   NYS HFA (Multifamily Hsg.)                         5.350               08/15/2020          1,130,048
--------------------------------------------------------------------------------------------------------------------------
        2,860,000   NYS HFA (Multifamily Hsg.)                         5.350               08/15/2031          2,920,632
--------------------------------------------------------------------------------------------------------------------------
        2,080,000   NYS HFA (Multifamily Hsg.)                         5.375               02/15/2035          2,130,066
--------------------------------------------------------------------------------------------------------------------------
        3,250,000   NYS HFA (Multifamily Hsg.)                         5.450               08/15/2032          3,355,820
--------------------------------------------------------------------------------------------------------------------------
        2,075,000   NYS HFA (Multifamily Hsg.)                         5.500               08/15/2030          2,104,133
--------------------------------------------------------------------------------------------------------------------------
        1,215,000   NYS HFA (Multifamily Hsg.)                         5.550               08/15/2019          1,281,582
--------------------------------------------------------------------------------------------------------------------------
        1,385,000   NYS HFA (Multifamily Hsg.)                         5.600               08/15/2019          1,462,906
--------------------------------------------------------------------------------------------------------------------------
        1,240,000   NYS HFA (Multifamily Hsg.)                         5.600               02/15/2026          1,276,493
--------------------------------------------------------------------------------------------------------------------------
        1,730,000   NYS HFA (Multifamily Hsg.)                         5.600               08/15/2033          1,802,695
--------------------------------------------------------------------------------------------------------------------------
        1,190,000   NYS HFA (Multifamily Hsg.)                         5.650               08/15/2030          1,236,196
--------------------------------------------------------------------------------------------------------------------------
        3,200,000   NYS HFA (Multifamily Hsg.)                         5.650               08/15/2030          3,310,176
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS HFA (Multifamily Hsg.)                         5.650               08/15/2031          1,038,380
--------------------------------------------------------------------------------------------------------------------------
        1,710,000   NYS HFA (Multifamily Hsg.)                         5.650               02/15/2034          1,756,136
--------------------------------------------------------------------------------------------------------------------------
        2,120,000   NYS HFA (Multifamily Hsg.)                         5.700               08/15/2033          2,205,182
--------------------------------------------------------------------------------------------------------------------------
           95,000   NYS HFA (Multifamily Hsg.)                         5.950               08/15/2024             95,473
--------------------------------------------------------------------------------------------------------------------------
        1,285,000   NYS HFA (Multifamily Hsg.)                         6.100               11/15/2036          1,359,646
--------------------------------------------------------------------------------------------------------------------------
        4,700,000   NYS HFA (Multifamily Hsg.)                         6.125               08/15/2038          4,890,726
--------------------------------------------------------------------------------------------------------------------------
           40,000   NYS HFA (Multifamily Hsg.)                         6.200               08/15/2012             40,066
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYS HFA (Multifamily Hsg.)                         6.200               08/15/2016             26,202
--------------------------------------------------------------------------------------------------------------------------
          745,000   NYS HFA (Multifamily Hsg.)                         6.250               02/15/2031            772,334
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYS HFA (Multifamily Hsg.)                         6.300               08/15/2026          5,150,850
--------------------------------------------------------------------------------------------------------------------------
        1,255,000   NYS HFA (Multifamily Hsg.)                         6.400               11/15/2027          1,311,814
--------------------------------------------------------------------------------------------------------------------------
        2,335,000   NYS HFA (Multifamily Hsg.)                         6.500               08/15/2024          2,338,082
--------------------------------------------------------------------------------------------------------------------------
        3,240,000   NYS HFA (Multifamily Hsg.)                         6.700               08/15/2025          3,259,537
--------------------------------------------------------------------------------------------------------------------------
        5,675,000   NYS HFA (Multifamily Hsg.)                         6.750               11/15/2036          5,949,784
--------------------------------------------------------------------------------------------------------------------------
           30,000   NYS HFA (Multifamily Hsg.)                         6.950               08/15/2012             30,060
--------------------------------------------------------------------------------------------------------------------------
        5,400,000   NYS HFA (Multifamily Hsg.)                         7.050               08/15/2024          5,407,884
--------------------------------------------------------------------------------------------------------------------------
          320,000   NYS HFA (Multifamily Hsg.)                         7.550               11/01/2029            321,590
--------------------------------------------------------------------------------------------------------------------------
        2,845,000   NYS HFA (NH&HC) RITES 3                           14.855  5            11/01/2016          3,508,397
--------------------------------------------------------------------------------------------------------------------------
           35,000   NYS HFA (Nonprofit Hsg.)                           6.400               11/01/2010             36,104
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYS HFA (Nonprofit Hsg.)                           6.400               11/01/2013             25,862
--------------------------------------------------------------------------------------------------------------------------
           10,000   NYS HFA (Nonprofit Hsg.)                           6.600               11/01/2010             10,345
--------------------------------------------------------------------------------------------------------------------------
           20,000   NYS HFA (Nonprofit Hsg.)                           6.600               11/01/2013             20,543
--------------------------------------------------------------------------------------------------------------------------
        1,950,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2009          1,986,387
--------------------------------------------------------------------------------------------------------------------------
        2,110,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2010          2,149,373
--------------------------------------------------------------------------------------------------------------------------
        2,290,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2011          2,332,731
--------------------------------------------------------------------------------------------------------------------------
        2,475,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2012          2,521,184
--------------------------------------------------------------------------------------------------------------------------
        2,680,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2013          2,730,009
--------------------------------------------------------------------------------------------------------------------------
        1,225,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2014          1,247,859
--------------------------------------------------------------------------------------------------------------------------
        1,325,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2015          1,349,725
--------------------------------------------------------------------------------------------------------------------------
        1,440,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2016          1,466,870
--------------------------------------------------------------------------------------------------------------------------
        1,565,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2017          1,594,203
--------------------------------------------------------------------------------------------------------------------------
        1,690,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2018          1,721,535
--------------------------------------------------------------------------------------------------------------------------
        1,020,000   NYS HFA (Nonprofit Hsg.)                           8.400               11/01/2019          1,039,033
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   NYS HFA (Phillips Village)                         7.750               08/15/2017          5,160,400
--------------------------------------------------------------------------------------------------------------------------
           70,000   NYS HFA (Service Contract)                         5.375               03/15/2023             70,849
--------------------------------------------------------------------------------------------------------------------------
        5,600,000   NYS HFA (Service Contract)                         5.500               09/15/2022          6,044,696
--------------------------------------------------------------------------------------------------------------------------
        5,525,000   NYS HFA (Service Contract)                         5.500               03/15/2025          5,829,814
--------------------------------------------------------------------------------------------------------------------------
          255,000   NYS HFA (Service Contract)                         6.500               03/15/2025            266,513
--------------------------------------------------------------------------------------------------------------------------
          540,000   NYS HFA (Shorehill Hsg.)                           7.500               05/01/2008            540,648
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS HFA (Watergate II)                             4.750               02/15/2034            968,400
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS HFA (Watergate II)                             4.900               02/15/2045            935,450
--------------------------------------------------------------------------------------------------------------------------
          400,000   NYS LGSC (SCSB) 3                                  7.250               12/15/2011            405,888
--------------------------------------------------------------------------------------------------------------------------
          810,000   NYS LGSC (SCSB) 3                                  7.375               12/15/2016            840,359
--------------------------------------------------------------------------------------------------------------------------
          980,000   NYS LGSC (SCSB) 3                                  7.750               12/15/2021          1,016,907
--------------------------------------------------------------------------------------------------------------------------
        1,045,000   NYS Medcare (Central Suffolk Hospital)             6.125               11/01/2016            821,736
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS Medcare (Hospital & Nursing Home)              6.375               08/15/2033          1,013,430
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   NYS Medcare (Hospital & Nursing Home)              6.500               02/15/2034          1,023,510
--------------------------------------------------------------------------------------------------------------------------
        2,155,000   NYS Medcare (Hospital & Nursing Home)              7.400               11/01/2016          2,211,892
--------------------------------------------------------------------------------------------------------------------------
        2,030,000   NYS Medcare (Hospital & Nursing Home)              9.375               11/01/2016          2,131,602
--------------------------------------------------------------------------------------------------------------------------
          440,000   NYS Medcare (Hospital & Nursing Home)             10.000               11/01/2006            462,528
--------------------------------------------------------------------------------------------------------------------------
        1,670,000   NYS Medcare (M.G. Nursing Home)                    6.375               02/15/2035          1,760,163
--------------------------------------------------------------------------------------------------------------------------
          330,000   NYS Medcare (Montefiore Medical Center)            5.750               02/15/2025            340,537
--------------------------------------------------------------------------------------------------------------------------
           25,000   NYS Medcare (Secured Hospital)                     6.250               02/15/2024             25,586
--------------------------------------------------------------------------------------------------------------------------
       44,445,000   NYS Medcare (St. Luke's Hospital)                  5.700               02/15/2029         45,007,674
--------------------------------------------------------------------------------------------------------------------------
       12,500,000   NYS Medcare (St. Luke's Hospital) RITES 3          9.295 5             02/15/2029         12,816,500
--------------------------------------------------------------------------------------------------------------------------
        8,400,000   NYS Medcare (St. Luke's Hospital) RITES 3          9.344 5             02/15/2029          8,612,688
--------------------------------------------------------------------------------------------------------------------------
        5,750,000   NYS Medcare (St. Luke's Hospital) RITES 3          9.344 5             02/15/2029          5,895,590
--------------------------------------------------------------------------------------------------------------------------
       10,000,000   NYS Medcare (St. Luke's Hospital) RITES 3          9.373 5             02/15/2029         10,253,200
--------------------------------------------------------------------------------------------------------------------------
       40,000,000   NYS Thruway Authority Permanently Linked
                    Convertible INFLOS & VDRNs                         5.000               01/01/2024         40,280,000
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   NYS Thruway Authority RITES 3                     14.215 5             01/01/2024          2,570,000
--------------------------------------------------------------------------------------------------------------------------
        7,140,000   NYS Thruway Authority RITES 3                     14.245 5             01/01/2025          7,852,001
--------------------------------------------------------------------------------------------------------------------------
            5,000   NYS UDC (Correctional Facilities)                 0.0001               01/01/2013              3,678
--------------------------------------------------------------------------------------------------------------------------
        9,000,000   NYS UDC (State Personal Income Tax)                5.125               03/15/2029          9,273,780
--------------------------------------------------------------------------------------------------------------------------
        5,480,000   Oneida County IDA (Bonide Products)                6.250               11/01/2018          5,344,644
--------------------------------------------------------------------------------------------------------------------------
          755,000   Oneida County IDA (Mobile Climate Control)         8.000               11/01/2008            767,125
--------------------------------------------------------------------------------------------------------------------------
        2,825,000   Oneida County IDA (Mobile Climate Control)         8.750               11/01/2018          2,885,003
--------------------------------------------------------------------------------------------------------------------------
          450,000   Oneida County IDA (Mohawk Valley
                    Handicapped Services)                              5.300               03/15/2019            464,373
--------------------------------------------------------------------------------------------------------------------------
          740,000   Oneida County IDA (Mohawk Valley
                    Handicapped Services)                              5.350               03/15/2029            743,989
--------------------------------------------------------------------------------------------------------------------------
        1,190,000   Oneida County IDA (Presbyterian Home)              5.250               03/01/2019          1,235,648
--------------------------------------------------------------------------------------------------------------------------
        1,015,000   Oneida County IDA (Presbyterian Home)              6.100               06/01/2020          1,111,547
--------------------------------------------------------------------------------------------------------------------------
        4,000,000   Onondaga County IDA (Air Cargo)                    6.125               01/01/2032          4,057,680
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Onondaga County IDA (Air Cargo)                    7.250               01/01/2032          2,043,180
--------------------------------------------------------------------------------------------------------------------------
          490,000   Onondaga County IDA (Coltec Industries)            7.250               06/01/2008            502,128
--------------------------------------------------------------------------------------------------------------------------
          770,000   Onondaga County IDA (Coltec Industries)            9.875               10/01/2010            805,728
--------------------------------------------------------------------------------------------------------------------------
        1,530,000   Onondaga County IDA (Community
                    General Hospital)                                  5.500               11/01/2018          1,370,207
--------------------------------------------------------------------------------------------------------------------------
        8,005,000   Onondaga County IDA (Community
                    General Hospital)                                  6.625               01/01/2018          8,004,840
--------------------------------------------------------------------------------------------------------------------------
        4,200,000   Onondaga County IDA (Le Moyne College)             5.625               12/01/2021          4,488,666
--------------------------------------------------------------------------------------------------------------------------
       11,500,000   Onondaga County IDA (Solvay Paperboard)            6.800               11/01/2014         11,956,550
--------------------------------------------------------------------------------------------------------------------------
       67,200,000   Onondaga County IDA (Solvay Paperboard)            7.000               11/01/2030         70,148,736
--------------------------------------------------------------------------------------------------------------------------
          750,000   Onondaga County IDA (Syracuse Home)                5.200               12/01/2018            784,080
--------------------------------------------------------------------------------------------------------------------------
          500,000   Onondaga County IDA Sewage Waste
                    Facilities (Anheuser-Busch Companies)              6.250               12/01/2034            549,195
--------------------------------------------------------------------------------------------------------------------------
       66,449,598   Onondaga County Res Rec                            0.000 8             05/01/2022         28,005,848
--------------------------------------------------------------------------------------------------------------------------
       41,580,000   Onondaga County Res Rec                            5.000               05/01/2015         36,474,392
--------------------------------------------------------------------------------------------------------------------------
          612,000   Ontario County IDA (Ontario Design)                6.500               11/01/2005            612,753
--------------------------------------------------------------------------------------------------------------------------
          430,000   Orange County IDA (Adult Homes
                    at Erie Station)                                   7.000               08/01/2021            435,160
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Orange County IDA (Arden Hill
                    Life Care Center)                                  7.000               08/01/2021          2,530,000
--------------------------------------------------------------------------------------------------------------------------
        2,300,000   Orange County IDA (Arden Hill
                    Life Care Center)                                  7.000               08/01/2031          2,299,149
--------------------------------------------------------------------------------------------------------------------------
        2,090,000   Orange County IDA (Arden Hill
                    Life Care Center)                                  7.000               08/01/2031          2,089,227
--------------------------------------------------------------------------------------------------------------------------
        2,705,000   Orange County IDA (Glen Arden)                     5.625               01/01/2018          2,406,530
--------------------------------------------------------------------------------------------------------------------------
        5,590,000   Orange County IDA (Glen Arden)                     5.700               01/01/2028          4,579,272
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Orange County IDA (Kingston Manufacturing) 3       8.000               11/01/2017          1,462,500
--------------------------------------------------------------------------------------------------------------------------
          385,000   Orange County IDA (Mental Retardation Project)     7.800               07/01/2011            385,397
--------------------------------------------------------------------------------------------------------------------------
        1,715,000   Orange County IDA (St. Luke's Cornwall
                    Hospital Obligated Group)                          5.375               12/01/2021          1,817,729
--------------------------------------------------------------------------------------------------------------------------
        6,330,000   Orange County IDA (St. Luke's Cornwall
                    Hospital Obligated Group)                          5.375               12/01/2026          6,603,583
--------------------------------------------------------------------------------------------------------------------------
        2,235,000   Orange County IDA (St. Luke's Cornwall
                    Hospital Obligated Group)                          5.375               12/01/2026          2,331,597
--------------------------------------------------------------------------------------------------------------------------
        7,745,000   Orange County IDA (Tuxedo Place) 3                 7.000               08/01/2032          5,711,705
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Orange County IDA (Tuxedo Place) 3                 7.000               08/01/2033          1,843,225
--------------------------------------------------------------------------------------------------------------------------
        2,755,000   Oswego County IDA (Bishop's Common)                5.375               02/01/2049          2,875,201
--------------------------------------------------------------------------------------------------------------------------
        3,260,000   Oswego County IDA (Seneca Hill Manor)              5.650               08/01/2037          3,495,111
--------------------------------------------------------------------------------------------------------------------------
        6,680,000   Otsego County IDA (Hartwick College)               5.900               07/01/2022          6,100,042
--------------------------------------------------------------------------------------------------------------------------
        2,970,000   Otsego County IDA (Mary Imogene
                    Bassett Hospital)                                  5.350               11/01/2020          3,130,321
--------------------------------------------------------------------------------------------------------------------------
       11,040,000   Peekskill IDA (Drum Hill)                          6.375               10/01/2028          9,755,717
--------------------------------------------------------------------------------------------------------------------------
          617,716   Peekskill IDA (Karta)                              9.000               07/01/2010            620,749
--------------------------------------------------------------------------------------------------------------------------
        6,475,000   Port Authority  NY/NJ (Continental Airlines)       9.000               12/01/2006          6,543,635
--------------------------------------------------------------------------------------------------------------------------
        1,770,000   Port Authority  NY/NJ (Continental Airlines)       9.000               12/01/2010          1,788,762
--------------------------------------------------------------------------------------------------------------------------
       53,225,000   Port Authority  NY/NJ (Continental Airlines)       9.125               12/01/2015         53,789,185
--------------------------------------------------------------------------------------------------------------------------
          285,000   Port Authority  NY/NJ (KIAC)                       6.750               10/01/2011            298,016
--------------------------------------------------------------------------------------------------------------------------
       15,370,000   Port Authority  NY/NJ (KIAC)                       6.750               10/01/2019         15,654,652
--------------------------------------------------------------------------------------------------------------------------
       20,000,000   Port Authority  NY/NJ RITES 3                     14.130 5             09/15/2013         21,360,400
--------------------------------------------------------------------------------------------------------------------------
          170,000   Port Authority  NY/NJ, 97th Series                 6.400               07/15/2015            173,878
--------------------------------------------------------------------------------------------------------------------------
          190,000   Port Authority  NY/NJ, 114th Series                5.000               08/01/2024            195,092
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Port Authority  NY/NJ, 127th Series                5.250               12/15/2032          3,095,340
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   Port Authority  NY/NJ, 136th Series                5.125               05/01/2034          5,137,550
--------------------------------------------------------------------------------------------------------------------------
       19,175,000   Port Authority  NY/NJ, 136th Series                5.375               11/01/2028         19,894,638
--------------------------------------------------------------------------------------------------------------------------
       22,855,000   Port Authority  NY/NJ, 136th Series                5.500               11/01/2029         23,956,154
--------------------------------------------------------------------------------------------------------------------------
        2,755,000   Poughkeepsie IDA (Eastman & Bixby
                    Redevelopment Corp.)                               6.000               08/01/2032          2,924,928
--------------------------------------------------------------------------------------------------------------------------
        1,990,000   Putnam County IDA (Brewster Plastics)              8.500               12/01/2016          2,050,158
--------------------------------------------------------------------------------------------------------------------------
        6,385,000   Rensselaer County Tobacco Asset
                    Securitization Corp.                               5.625               06/01/2035          5,695,867
--------------------------------------------------------------------------------------------------------------------------
        7,300,000   Rensselaer County Tobacco Asset
                    Securitization Corp.                               5.750               06/01/2043          6,476,779
--------------------------------------------------------------------------------------------------------------------------
            5,000   Rensselaer Hsg. Authority (Renwyck)                7.650               01/01/2011              5,111
--------------------------------------------------------------------------------------------------------------------------
       20,000,000   Rensselaer Municipal Leasing Corp.
                    (Rensselaer County Nursing Home)                   6.900               06/01/2024         20,340,800
--------------------------------------------------------------------------------------------------------------------------
        1,785,000   Riverhead IDA (Michael Reilly Design) 6,7          8.625               02/01/2012          1,364,490
--------------------------------------------------------------------------------------------------------------------------
          510,000   Riverhead IDA (Michael Reilly Design) 6,7          8.625               02/01/2012            389,671
--------------------------------------------------------------------------------------------------------------------------
        4,535,000   Riverhead IDA (Michael Reilly Design) 6,7          8.875               02/01/2032          3,433,449
--------------------------------------------------------------------------------------------------------------------------
           85,000   Rochester Hsg. Authority (Crossroads
                    Apartments)                                        7.300               07/01/2005             84,934
--------------------------------------------------------------------------------------------------------------------------
       15,860,000   Rochester Hsg. Authority (Crossroads
                    Apartments)                                        7.700               01/01/2017         15,448,750
--------------------------------------------------------------------------------------------------------------------------
        6,790,000   Rochester Museum & Science Center                  6.125               12/01/2015          6,801,815
--------------------------------------------------------------------------------------------------------------------------
        1,655,000   Rockland County IDA (Dominican College)            5.900               05/01/2010          1,663,093
--------------------------------------------------------------------------------------------------------------------------
        5,000,000   Rockland County IDA (Dominican College)            6.250               05/01/2028          4,954,000
--------------------------------------------------------------------------------------------------------------------------
        9,225,000   Rockland County Tobacco Asset
                    Securitization Corp.                               5.625               08/15/2035          8,227,316
--------------------------------------------------------------------------------------------------------------------------
       10,100,000   Rockland County Tobacco Asset
                    Securitization Corp.                               5.750               08/15/2043          8,959,811
--------------------------------------------------------------------------------------------------------------------------
        1,160,000   Saratoga County IDA (ARC)                          8.400               03/01/2013          1,168,978
--------------------------------------------------------------------------------------------------------------------------
        3,000,000   Saratoga County IDA (Saratoga Hospital)            5.125               12/01/2033          3,074,790
--------------------------------------------------------------------------------------------------------------------------
       11,311,843   Schenectady GO                                     6.500               05/27/2005         11,304,490
--------------------------------------------------------------------------------------------------------------------------
        1,635,000   Schenectady IDA (Schaffer Heights Hsg.)            6.000               11/01/2030          1,756,693
--------------------------------------------------------------------------------------------------------------------------
        3,335,000   Schenectady Metroplex Devel. Authority,
                    Series A                                           5.375               12/15/2021          3,536,701
--------------------------------------------------------------------------------------------------------------------------
          292,000   Schroon Lake Fire District 3                       7.250               03/01/2009            294,076
--------------------------------------------------------------------------------------------------------------------------
          175,000   Scotia Hsg. Authority (Holyrood House)             7.000               06/01/2009            179,214
--------------------------------------------------------------------------------------------------------------------------
          565,000   SONYMA, Series 24                                  6.125               10/01/2030            565,881
--------------------------------------------------------------------------------------------------------------------------
        2,475,000   SONYMA, Series 29                                  5.450               04/01/2031          2,536,133
--------------------------------------------------------------------------------------------------------------------------
           15,000   SONYMA, Series 30-C2                               5.800               10/01/2025             15,185
--------------------------------------------------------------------------------------------------------------------------
        7,045,000   SONYMA, Series 65                                  5.850               10/01/2028          7,321,164
--------------------------------------------------------------------------------------------------------------------------
           20,000   SONYMA, Series 66                                  5.700               10/01/2027             20,810
--------------------------------------------------------------------------------------------------------------------------
       19,005,000   SONYMA, Series 67                                  5.800               10/01/2028         20,106,720
--------------------------------------------------------------------------------------------------------------------------
        3,395,000   SONYMA, Series 69                                  5.400               10/01/2019          3,532,022
--------------------------------------------------------------------------------------------------------------------------
        5,330,000   SONYMA, Series 69                                  5.500               10/01/2028          5,468,580
--------------------------------------------------------------------------------------------------------------------------
        4,085,000   SONYMA, Series 69 RITES 3                          9.042 5             10/01/2028          4,297,420
--------------------------------------------------------------------------------------------------------------------------
       13,100,000   SONYMA, Series 71                                  5.400               04/01/2029         13,388,986
--------------------------------------------------------------------------------------------------------------------------
       10,150,000   SONYMA, Series 71 RITES 3                          8.842 5             04/01/2029         10,597,717
--------------------------------------------------------------------------------------------------------------------------
        5,500,000   SONYMA, Series 73 RITES 3                         15.367 5             10/01/2028          5,934,170
--------------------------------------------------------------------------------------------------------------------------
        1,675,000   SONYMA, Series 73-A                                5.300               10/01/2028          1,708,048
--------------------------------------------------------------------------------------------------------------------------
       10,175,000   SONYMA, Series 79                                  5.300               04/01/2029         10,373,413
--------------------------------------------------------------------------------------------------------------------------
          130,000   SONYMA, Series 82                                  5.650               04/01/2030            136,653
--------------------------------------------------------------------------------------------------------------------------
        5,945,000   SONYMA, Series 106                                 5.500               04/01/2031          6,116,573
--------------------------------------------------------------------------------------------------------------------------
        2,400,000   SONYMA, Series 97                                  5.100               04/01/2023          2,464,848
--------------------------------------------------------------------------------------------------------------------------
          300,000   St. Lawrence County IDA (Clarkson University)      5.125               07/01/2021            308,892
--------------------------------------------------------------------------------------------------------------------------
        1,315,000   St. Lawrence County IDA (Clarkson University)      5.250               07/01/2031          1,340,064
--------------------------------------------------------------------------------------------------------------------------
        2,370,000   St. Lawrence County IDA (Clarkson University)      5.500               07/01/2029          2,465,132
--------------------------------------------------------------------------------------------------------------------------
        2,805,000   St. Lawrence County IDA (Hepburn
                    Medical Center)                                    5.375               12/01/2019          2,990,635
--------------------------------------------------------------------------------------------------------------------------
        3,595,000   St. Lawrence County IDA (Hepburn
                    Medical Center)                                    5.500               12/01/2024          3,805,379
--------------------------------------------------------------------------------------------------------------------------
          590,000   Suffolk County IDA (ALIA-ACDS)                     7.125               06/01/2017            632,209
--------------------------------------------------------------------------------------------------------------------------
          375,000   Suffolk County IDA (ALIA-ACLD)                     6.375               06/01/2014            376,121
--------------------------------------------------------------------------------------------------------------------------
        1,310,000   Suffolk County IDA (ALIA-ACLD)                     6.500               03/01/2018          1,342,540
--------------------------------------------------------------------------------------------------------------------------
          745,000   Suffolk County IDA (ALIA-ACLD)                     7.500               09/01/2015            811,193
--------------------------------------------------------------------------------------------------------------------------
          325,000   Suffolk County IDA (ALIA-ADD)                      6.950               12/01/2014            348,745
--------------------------------------------------------------------------------------------------------------------------
          535,000   Suffolk County IDA (ALIA-ADD)                      7.125               06/01/2017            573,274
--------------------------------------------------------------------------------------------------------------------------
          475,000   Suffolk County IDA (ALIA-ADD)                      7.500               09/01/2015            517,204
--------------------------------------------------------------------------------------------------------------------------
        1,490,000   Suffolk County IDA (ALIA-DDI) 3                    6.375               06/01/2014          1,542,225
--------------------------------------------------------------------------------------------------------------------------
          285,000   Suffolk County IDA (ALIA-DDI) 3                    6.950               12/01/2014            305,822
--------------------------------------------------------------------------------------------------------------------------
          100,000   Suffolk County IDA (ALIA-DDI) 3                    7.500               09/01/2015            108,885
--------------------------------------------------------------------------------------------------------------------------
          825,000   Suffolk County IDA (ALIA-FREE)                     6.375               06/01/2014            853,916
--------------------------------------------------------------------------------------------------------------------------
        2,020,000   Suffolk County IDA (ALIA-FREE)                     6.950               12/01/2014          2,167,581
--------------------------------------------------------------------------------------------------------------------------
        4,585,000   Suffolk County IDA (ALIA-FREE)                     7.125               06/01/2017          4,913,011
--------------------------------------------------------------------------------------------------------------------------
          665,000   Suffolk County IDA (ALIA-IGHL)                     6.375               06/01/2014            666,988
--------------------------------------------------------------------------------------------------------------------------
          690,000   Suffolk County IDA (ALIA-IGHL)                     6.950               12/01/2014            740,411
--------------------------------------------------------------------------------------------------------------------------
        1,235,000   Suffolk County IDA (ALIA-IGHL)                     7.125               06/01/2017          1,323,352
--------------------------------------------------------------------------------------------------------------------------
        1,945,000   Suffolk County IDA (ALIA-IGHL)                     7.250               12/01/2033          1,994,286
--------------------------------------------------------------------------------------------------------------------------
          285,000   Suffolk County IDA (ALIA-IGHL)                     7.500               09/01/2015            310,322
--------------------------------------------------------------------------------------------------------------------------
          390,000   Suffolk County IDA (ALIA- L.I. Head
                    Injury Association)                                6.375               06/01/2014            392,348
--------------------------------------------------------------------------------------------------------------------------
          820,000   Suffolk County IDA (ALIA- L.I. Head
                    Injury Association)                                6.950               12/01/2014            879,909
--------------------------------------------------------------------------------------------------------------------------
          300,000   Suffolk County IDA (ALIA- L.I. Head
                    Injury Association)                                7.500               09/01/2015            326,655
--------------------------------------------------------------------------------------------------------------------------
          650,000   Suffolk County IDA (ALIA-MCH)                      6.375               06/01/2014            651,944
--------------------------------------------------------------------------------------------------------------------------
        1,830,000   Suffolk County IDA (ALIA-MCH)                      6.950               12/01/2014          1,963,700
--------------------------------------------------------------------------------------------------------------------------
        1,510,000   Suffolk County IDA (ALIA-MCH)                      7.125               06/01/2017          1,618,025
--------------------------------------------------------------------------------------------------------------------------
          745,000   Suffolk County IDA (ALIA-NYS ARC)                  7.500               09/01/2015            811,193
--------------------------------------------------------------------------------------------------------------------------
          470,000   Suffolk County IDA (ALIA-Pederson-Krag
                    Center)                                            8.375               06/01/2016            513,940
--------------------------------------------------------------------------------------------------------------------------
          600,000   Suffolk County IDA (ALIA-SMCFS)                    7.500               09/01/2015            653,310
--------------------------------------------------------------------------------------------------------------------------
          710,000   Suffolk County IDA (ALIA-Suffolk Hostels)          7.500               09/01/2015            773,084
--------------------------------------------------------------------------------------------------------------------------
          275,000   Suffolk County IDA (ALIA-UCPAGS)                   6.375               06/01/2014            275,822
--------------------------------------------------------------------------------------------------------------------------
        1,195,000   Suffolk County IDA (ALIA-UCPAGS)                   6.950               12/01/2014          1,282,307
--------------------------------------------------------------------------------------------------------------------------
          890,000   Suffolk County IDA (ALIA-UCPAGS)                   7.000               06/01/2016            952,603
--------------------------------------------------------------------------------------------------------------------------
          500,000   Suffolk County IDA (ALIA-UCPAGS)                   7.500               09/01/2015            544,425
--------------------------------------------------------------------------------------------------------------------------
          425,000   Suffolk County IDA (ALIA-WORCA)                    6.950               12/01/2014            456,051
--------------------------------------------------------------------------------------------------------------------------
          950,000   Suffolk County IDA (ALIA-WORCA)                    7.125               06/01/2017          1,017,963
--------------------------------------------------------------------------------------------------------------------------
          590,000   Suffolk County IDA (ALIA-WORCA)                    7.500               09/01/2015            642,422
--------------------------------------------------------------------------------------------------------------------------
        7,293,119   Suffolk County IDA (Camelot Village) 3,6,7         7.900               11/01/2031          3,553,499
--------------------------------------------------------------------------------------------------------------------------
          275,000   Suffolk County IDA (CCSSVD)                        7.000               04/01/2010            288,137
--------------------------------------------------------------------------------------------------------------------------
        2,595,000   Suffolk County IDA (CCSSVD)                        8.000               04/01/2030          2,749,351
--------------------------------------------------------------------------------------------------------------------------
          820,000   Suffolk County IDA (DDI) 3                         6.250               03/01/2009            813,399
--------------------------------------------------------------------------------------------------------------------------
        5,025,000   Suffolk County IDA (DDI) 3                         7.250               03/01/2024          4,910,983
--------------------------------------------------------------------------------------------------------------------------
        9,180,000   Suffolk County IDA (DDI)                           8.750               03/01/2023          9,402,248
--------------------------------------------------------------------------------------------------------------------------
        2,605,000   Suffolk County IDA (Dowling College)               6.625               06/01/2024          2,584,889
--------------------------------------------------------------------------------------------------------------------------
        3,240,000   Suffolk County IDA (Dowling College)               6.700               12/01/2020          3,245,994
--------------------------------------------------------------------------------------------------------------------------
          225,000   Suffolk County IDA (Federation of
                    Organizations)                                     7.625               04/01/2010            231,845
--------------------------------------------------------------------------------------------------------------------------
        2,195,000   Suffolk County IDA (Federation of
                    Organizations)                                     8.125               04/01/2030          2,284,183
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Suffolk County IDA (Gurwin Jewish-Phase II)        6.700               05/01/2039          2,564,225
--------------------------------------------------------------------------------------------------------------------------
        3,860,000   Suffolk County IDA (Huntington First
                    Aid Squad)                                         6.650               11/01/2017          3,991,433
--------------------------------------------------------------------------------------------------------------------------
        3,250,000   Suffolk County IDA (Jefferson's Ferry)             6.125               11/01/2029          3,261,668
--------------------------------------------------------------------------------------------------------------------------
        6,500,000   Suffolk County IDA (Jefferson's Ferry)             7.200               11/01/2019          6,780,800
--------------------------------------------------------------------------------------------------------------------------
       10,000,000   Suffolk County IDA (Jefferson's Ferry)             7.250               11/01/2028         10,425,400
--------------------------------------------------------------------------------------------------------------------------
       13,660,000   Suffolk County IDA (Keyspan-Port
                    Jefferson Center)                                  5.250               06/01/2027         13,897,821
--------------------------------------------------------------------------------------------------------------------------
        4,065,000   Suffolk County IDA ( L.I. Network
                    Community Services)                                7.550               02/01/2034          4,106,748
--------------------------------------------------------------------------------------------------------------------------
        3,500,000   Suffolk County IDA (Nissequogue
                    Cogeneration Partners)                             5.300               01/01/2013          3,408,510
--------------------------------------------------------------------------------------------------------------------------
        7,585,000   Suffolk County IDA (Nissequogue
                    Cogeneration Partners)                             5.500               01/01/2023          7,227,595
--------------------------------------------------------------------------------------------------------------------------
          705,000   Suffolk County IDA (OBPWC)                         7.500               11/01/2022            709,491
--------------------------------------------------------------------------------------------------------------------------
        2,250,000   Suffolk County IDA (Peconic Landing
                    Retirement Home)                                   7.000               10/01/2030          2,267,888
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Suffolk County IDA (Peconic Landing
                    Retirement Home)                                   8.000               10/01/2020          1,062,490
--------------------------------------------------------------------------------------------------------------------------
        1,600,000   Suffolk County IDA (Peconic Landing
                    Retirement Home)                                   8.000               10/01/2030          1,681,792
--------------------------------------------------------------------------------------------------------------------------
          260,000   Suffolk County IDA (Pederson-Krag Center)          7.625               04/01/2010            277,225
--------------------------------------------------------------------------------------------------------------------------
        2,545,000   Suffolk County IDA (Pederson-Krag Center)          8.125               04/01/2030          2,719,689
--------------------------------------------------------------------------------------------------------------------------
          160,000   Suffolk County IDA (Rainbow Chimes)                7.000               05/01/2007            157,845
--------------------------------------------------------------------------------------------------------------------------
        2,210,000   Suffolk County IDA (Rainbow Chimes)                8.000               11/01/2024          2,033,244
--------------------------------------------------------------------------------------------------------------------------
        1,670,000   Suffolk County IDA (Rimland Facilities) 3          3.563 4             12/01/2009          1,643,814
--------------------------------------------------------------------------------------------------------------------------
        5,635,000   Suffolk County IDA (United Cerebral Palsy)         7.875               09/01/2041          5,758,294
--------------------------------------------------------------------------------------------------------------------------
        1,620,000   Suffolk County IDA (Windmill Village)              5.700               12/01/2026          1,701,810
--------------------------------------------------------------------------------------------------------------------------
        1,305,000   Suffolk County IDA (Windmill Village)              5.750               12/01/2031          1,372,116
--------------------------------------------------------------------------------------------------------------------------
          990,000   Suffolk County IDA (Wireless Boulevard Realty)     7.875               12/01/2012          1,050,420
--------------------------------------------------------------------------------------------------------------------------
        4,005,000   Suffolk County IDA (Wireless Boulevard Realty)     8.625               12/01/2026          4,276,018
--------------------------------------------------------------------------------------------------------------------------
        2,785,000   Sullivan County IDA (Center Discovery
                    Civic Facility)                                    7.250               02/01/2012          2,784,889
--------------------------------------------------------------------------------------------------------------------------
        9,965,000   Sullivan County IDA (Center Discovery
                    Civic Facility)                                    7.750               02/01/2027          9,964,601
--------------------------------------------------------------------------------------------------------------------------
        8,725,000   Sullivan County IDA (SCCC Dorm Corp.
                    Civic Facility)                                    7.250               06/01/2027          8,799,861
--------------------------------------------------------------------------------------------------------------------------
          372,500   Syracuse Hsg. Authority (Loretto Sedgwick
                    Heights Corp.)                                     7.375               11/01/2008            342,342
--------------------------------------------------------------------------------------------------------------------------
        6,995,000   Syracuse Hsg. Authority (Loretto Sedgwick
                    Heights Corp.)                                     8.500               11/01/2031          6,356,846
--------------------------------------------------------------------------------------------------------------------------
        6,590,000   Syracuse Hsg. Authority (LRRHCF)                   5.800               08/01/2037          7,195,687
--------------------------------------------------------------------------------------------------------------------------
          425,000   Syracuse Hsg. Authority (LRRHCF)                   7.500               08/01/2010            427,338
--------------------------------------------------------------------------------------------------------------------------
        2,435,000   Syracuse Hsg. Authority (Pavilion on James)        7.500               11/01/2042          2,392,996
--------------------------------------------------------------------------------------------------------------------------
          270,000   Syracuse IDA (Anoplate Corp.)                      7.250               11/01/2007            270,338
--------------------------------------------------------------------------------------------------------------------------
        2,195,000   Syracuse IDA (Anoplate Corp.)                      8.000               11/01/2022          2,213,570
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Syracuse IDA (Crouse Irving Health Hospital)       5.375               01/01/2023            737,840
--------------------------------------------------------------------------------------------------------------------------
       19,965,000   Syracuse IDA (James Square)                        0.000 1             08/01/2025          5,036,770
--------------------------------------------------------------------------------------------------------------------------
          725,000   Syracuse IDA (Jewish Home of Central NY)           7.375               03/01/2021            743,865
--------------------------------------------------------------------------------------------------------------------------
        2,050,000   Syracuse IDA (Jewish Home of Central NY)           7.375               03/01/2031          2,090,283
--------------------------------------------------------------------------------------------------------------------------
        7,500,000   Tobacco Settlement Financing Corp. (TASC)          5.500               06/01/2019          8,273,550
--------------------------------------------------------------------------------------------------------------------------
       13,825,000   Tobacco Settlement Financing Corp. (TASC)          5.500               06/01/2021         15,071,600
--------------------------------------------------------------------------------------------------------------------------
       13,555,000   Tobacco Settlement Financing Corp. (TASC)          5.500               06/01/2022         14,685,216
--------------------------------------------------------------------------------------------------------------------------
        3,750,000   Tompkins County IDA (Ithacare Center)              6.200               02/01/2037          4,109,925
--------------------------------------------------------------------------------------------------------------------------
           95,000   Tompkins Health Care Corp. (Reconstruction
                    Home)                                             10.800               02/01/2007            103,856
--------------------------------------------------------------------------------------------------------------------------
           70,000   Tompkins Health Care Corp. (Reconstruction
                    Home)                                             10.800               02/01/2028             75,937
--------------------------------------------------------------------------------------------------------------------------
          630,000   Tonawanda SCHC                                     6.500               12/01/2010            641,107
--------------------------------------------------------------------------------------------------------------------------
        8,265,000   Triborough Bridge & Tunnel Authority
                    RITES 3                                           14.185 5             01/01/2027          8,957,938
--------------------------------------------------------------------------------------------------------------------------
        4,190,000   Triborough Bridge & Tunnel Authority
                    RITES 3                                           14.215 5             01/01/2032          4,510,284
--------------------------------------------------------------------------------------------------------------------------
       15,520,000   TSASC, Inc. (TFABs)                                5.750               07/15/2032         14,785,594
--------------------------------------------------------------------------------------------------------------------------
          825,000   TSASC, Inc. (TFABs)                                6.250               07/15/2027            834,669
--------------------------------------------------------------------------------------------------------------------------
       78,575,000   TSASC, Inc. (TFABs)                                6.250               07/15/2034         79,304,962
--------------------------------------------------------------------------------------------------------------------------
      129,895,000   TSASC, Inc. (TFABs)                                6.375               07/15/2039        131,884,991
--------------------------------------------------------------------------------------------------------------------------
          995,000   UCP/HCA  of Chemung County                         6.600               08/01/2022          1,097,853
--------------------------------------------------------------------------------------------------------------------------
        1,945,000   Ulster County IDA (Benedictine Hospital)           6.450               06/01/2024          1,905,555
--------------------------------------------------------------------------------------------------------------------------
        1,845,000   Ulster County IDA (Brooklyn Bottling)              8.600               06/30/2022          1,857,325
--------------------------------------------------------------------------------------------------------------------------
        4,000,000   Ulster County IDA (Kingston Hospital)              5.650               11/15/2024          4,167,120
--------------------------------------------------------------------------------------------------------------------------
        1,465,000   Ulster County IDA (Mid-Hudson Family
                    Health Services)                                   5.350               07/01/2023          1,524,845
--------------------------------------------------------------------------------------------------------------------------
        2,635,000   Ulster County Tobacco Asset Securitization
                    Corp.                                              0.000 8             06/01/2040          1,761,682
--------------------------------------------------------------------------------------------------------------------------
        2,655,000   Ulster County Tobacco Asset Securitization
                    Corp.                                              6.000               06/01/2040          2,392,235
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Ulster County Tobacco Asset Securitization
                    Corp. 3                                            6.250               06/01/2025          1,957,800
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   United Nations Devel. Corp., Series A              5.250               07/01/2026          2,069,920
--------------------------------------------------------------------------------------------------------------------------
           25,000   Upper Mohawk Valley Regional Water
                    Finance Authority                                  5.125               10/01/2026             25,628
--------------------------------------------------------------------------------------------------------------------------
          500,000   Utica GO                                           6.100               01/15/2013            560,075
--------------------------------------------------------------------------------------------------------------------------
        3,550,000   Utica IDA (Utica College Civic Facility)           6.850               12/01/2031          3,665,304
--------------------------------------------------------------------------------------------------------------------------
          340,000   Watervliet Hsg. Authority (Colonie Senior
                    Service Center)                                    5.875               06/01/2018            330,031
--------------------------------------------------------------------------------------------------------------------------
       10,800,000   Watervliet Hsg. Authority (Colonie Senior
                    Service Center)                                    6.125               06/01/2038         10,115,712
--------------------------------------------------------------------------------------------------------------------------
        2,820,000   Wayne County IDA (ARC)                             8.375               03/01/2018          2,840,107
--------------------------------------------------------------------------------------------------------------------------
          300,000   Westchester County Healthcare Corp., Series A      5.875               11/01/2025            291,927
--------------------------------------------------------------------------------------------------------------------------
        7,195,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          7,385,955
--------------------------------------------------------------------------------------------------------------------------
        3,145,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          3,228,468
--------------------------------------------------------------------------------------------------------------------------
        6,330,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          6,497,998
--------------------------------------------------------------------------------------------------------------------------
        3,590,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          3,685,817
--------------------------------------------------------------------------------------------------------------------------
        8,470,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          8,696,064
--------------------------------------------------------------------------------------------------------------------------
        8,115,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          8,330,372
--------------------------------------------------------------------------------------------------------------------------
        6,290,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          6,456,937
--------------------------------------------------------------------------------------------------------------------------
        6,865,000   Westchester County IDA (Ardsley Hsg.)              7.900               11/01/2044          7,047,197
--------------------------------------------------------------------------------------------------------------------------
        1,870,000   Westchester County IDA (Beth Abraham
                    Hospital)                                          8.375               12/01/2025          1,963,537
--------------------------------------------------------------------------------------------------------------------------
           40,000   Westchester County IDA (Children's Village)        5.375               03/15/2019             40,150
--------------------------------------------------------------------------------------------------------------------------
        4,600,000   Westchester County IDA (Children's Village)        6.000               06/01/2022          4,633,074
--------------------------------------------------------------------------------------------------------------------------
        1,040,400   Westchester County IDA (Clearview School)          9.375               01/01/2021          1,064,933
--------------------------------------------------------------------------------------------------------------------------
        1,300,000   Westchester County IDA (Guiding Eyes for
                    the Blind)                                         5.375               08/01/2024          1,331,954
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Westchester County IDA (Hebrew Hospital
                    Senior Hsg.)                                       7.375               07/01/2030          2,127,600
--------------------------------------------------------------------------------------------------------------------------
        1,560,000   Westchester County IDA (JDAM)                      6.750               04/01/2016          1,629,872
--------------------------------------------------------------------------------------------------------------------------
        3,250,000   Westchester County IDA (Lawrence Hospital)         5.000               01/01/2028          3,126,598
--------------------------------------------------------------------------------------------------------------------------
          800,000   Westchester County IDA (Lawrence Hospital)         5.125               01/01/2018            817,656
--------------------------------------------------------------------------------------------------------------------------
        1,275,000   Westchester County IDA (Living Independently
                    for the Elderly)                                   5.375               08/20/2021          1,369,465
--------------------------------------------------------------------------------------------------------------------------
        3,035,000   Westchester County IDA (Living Independently
                    for the Elderly)                                   5.400               08/20/2032          3,188,207
--------------------------------------------------------------------------------------------------------------------------
        1,645,000   Westchester County IDA (Rippowam-Cisqua
                    School)                                            5.750               06/01/2029          1,668,014
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Westchester County IDA (Schnurmacher Center)       6.500               11/01/2013          1,039,180
--------------------------------------------------------------------------------------------------------------------------
        1,710,000   Westchester County IDA (Schnurmacher Center)       6.500               11/01/2033          1,785,719
--------------------------------------------------------------------------------------------------------------------------
           85,000   Westchester County IDA (Westchester Airport
                    Association)                                       5.950               08/01/2024             85,986
--------------------------------------------------------------------------------------------------------------------------
        2,570,000   Westchester County IDA (Winward School)            5.250               10/01/2031          2,646,560
--------------------------------------------------------------------------------------------------------------------------
       76,375,000   Westchester County Tobacco Asset
                    Securitization Corp.                               0.000 8             07/15/2039         58,707,935
--------------------------------------------------------------------------------------------------------------------------
        1,485,000   Yates County IDA (Keuka College)                   8.750               08/01/2015          1,776,877
--------------------------------------------------------------------------------------------------------------------------
        3,825,000   Yates County IDA (SSMH)                            5.650               02/01/2039          4,118,607
--------------------------------------------------------------------------------------------------------------------------
       15,175,000   Yonkers IDA (Community Devel. Properties)          6.625               02/01/2026         16,324,051
--------------------------------------------------------------------------------------------------------------------------
        4,685,000   Yonkers IDA (Hudson Scenic Studio)                 6.625               11/01/2019          4,709,409
--------------------------------------------------------------------------------------------------------------------------
        1,590,000   Yonkers IDA (Philipsburgh Hall Associates)         7.500               11/01/2030          1,572,796
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   Yonkers IDA (St. John's Riverside Hospital)        7.125               07/01/2031          2,546,750
--------------------------------------------------------------------------------------------------------------------------
        3,270,000   Yonkers IDA (St. Joseph's Hospital)                8.500               12/30/2013          3,343,281
--------------------------------------------------------------------------------------------------------------------------
        2,200,000   Yonkers IDA (St. Joseph's Hospital),
                    Series 98-A                                        6.150               03/01/2015          1,964,424
--------------------------------------------------------------------------------------------------------------------------
        2,100,000   Yonkers IDA (St. Joseph's Hospital),
                    Series 98-B                                        6.150               03/01/2015          1,875,132
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Yonkers IDA (St. Joseph's Hospital),
                    Series 98-C                                        6.200               03/01/2020            849,190
--------------------------------------------------------------------------------------------------------------------------
        3,375,000   Yonkers IDA (Westchester School)                   8.750               12/30/2023          3,546,416
--------------------------------------------------------------------------------------------------------------------------
          800,000   Yonkers Parking Authority                          6.000               06/15/2018            849,448
--------------------------------------------------------------------------------------------------------------------------
        1,215,000   Yonkers Parking Authority                          6.000               06/15/2024          1,259,676
--------------------------------------------------------------------------------------------------------------------------
          150,000   Yonkers Parking Authority                          7.750               12/01/2004            150,392
                                                                                                        ------------------
                                                                                                            5,239,697,472
U.S. POSSESSIONS--12.7%
        2,460,000   Guam EDA (Royal Socio Apartments)                  9.500               11/01/2018          2,499,360
--------------------------------------------------------------------------------------------------------------------------
          290,000   Guam Power Authority, Series A                     5.250               10/01/2023            278,710
--------------------------------------------------------------------------------------------------------------------------
       20,000,000   Guam Power Authority, Series A                     5.250               10/01/2034         18,396,800
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Northern Mariana Islands, Series A                 6.000               06/01/2020          1,066,780
--------------------------------------------------------------------------------------------------------------------------
        8,010,000   Northern Mariana Islands, Series A                 6.250               03/15/2028          8,241,970
--------------------------------------------------------------------------------------------------------------------------
       19,340,000   Northern Mariana Islands, Series A                 6.600               03/15/2028         20,982,546
--------------------------------------------------------------------------------------------------------------------------
       10,000,000   Northern Mariana Islands, Series A                 7.375               06/01/2030         10,338,900
--------------------------------------------------------------------------------------------------------------------------
        6,290,000   Puerto Rico Children's Trust Fund (TASC)           5.500               05/15/2039          5,493,120
--------------------------------------------------------------------------------------------------------------------------
       21,405,000   Puerto Rico Children's Trust Fund (TASC)           5.625               05/15/2043         18,805,791
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Puerto Rico Commonwealth GO                        5.125               07/01/2031          2,041,580
--------------------------------------------------------------------------------------------------------------------------
           60,000   Puerto Rico Electric Power Authority               5.375               07/01/2030             61,721
--------------------------------------------------------------------------------------------------------------------------
        2,000,000   Puerto Rico GO                                     5.000               07/01/2033          2,022,460
--------------------------------------------------------------------------------------------------------------------------
          750,000   Puerto Rico HBFA                                   6.250               04/01/2029            771,855
--------------------------------------------------------------------------------------------------------------------------
          115,000   Puerto Rico HFC                                    5.100               12/01/2018            119,778
--------------------------------------------------------------------------------------------------------------------------
        2,120,000   Puerto Rico HFC                                    5.500               12/01/2023          2,226,509
--------------------------------------------------------------------------------------------------------------------------
          100,000   Puerto Rico HFC                                    7.500               10/01/2015            100,186
--------------------------------------------------------------------------------------------------------------------------
        2,640,000   Puerto Rico HFC                                    7.500               04/01/2022          2,659,061
--------------------------------------------------------------------------------------------------------------------------
       50,440,000   Puerto Rico Highway & Transportation
                    Authority, Series D                                5.250               07/01/2038         51,891,159
--------------------------------------------------------------------------------------------------------------------------
        4,000,000   Puerto Rico Highway & Transportation
                    Authority, Series D                                5.375               07/01/2036          4,176,880
--------------------------------------------------------------------------------------------------------------------------
        6,000,000   Puerto Rico Highway & Transportation
                    Authority, Series G                                5.000               07/01/2033          6,067,380
--------------------------------------------------------------------------------------------------------------------------
       53,300,000   Puerto Rico Highway & Transportation
                    Authority, Series G                                5.000               07/01/2042         53,446,042
--------------------------------------------------------------------------------------------------------------------------
        1,250,000   Puerto Rico Highway & Transportation
                    Authority, Series J                                5.125               07/01/2039          1,273,450
--------------------------------------------------------------------------------------------------------------------------
          220,000   Puerto Rico Infrastructure                         7.500               07/01/2009            224,950
--------------------------------------------------------------------------------------------------------------------------
        1,080,000   Puerto Rico ITEMECF (Ana G. Mendez
                    University)                                        5.375               02/01/2019          1,120,284
--------------------------------------------------------------------------------------------------------------------------
        1,575,000   Puerto Rico ITEMECF (Ana G. Mendez
                    University)                                        5.375               12/01/2021          1,637,276
--------------------------------------------------------------------------------------------------------------------------
        5,750,000   Puerto Rico ITEMECF (Ana G. Mendez
                    University)                                        5.375               02/01/2029          5,823,428
--------------------------------------------------------------------------------------------------------------------------
        6,315,000   Puerto Rico ITEMECF (Ana G. Mendez
                    University)                                        5.500               12/01/2031          6,425,955
--------------------------------------------------------------------------------------------------------------------------
       42,400,000   Puerto Rico ITEMECF (Congeneration
                    Facilities)                                        6.625               06/01/2026         45,431,600
--------------------------------------------------------------------------------------------------------------------------
        3,345,000   Puerto Rico ITEMECF (Mennonite General
                    Hospital)                                          5.625               07/01/2017          2,954,337
--------------------------------------------------------------------------------------------------------------------------
          985,000   Puerto Rico ITEMECF (Mennonite General
                    Hospital)                                          5.625               07/01/2027            816,703
--------------------------------------------------------------------------------------------------------------------------
        8,735,000   Puerto Rico ITEMECF (Mennonite General
                    Hospital)                                          6.500               07/01/2018          8,352,058
--------------------------------------------------------------------------------------------------------------------------
       12,340,000   Puerto Rico ITEMECF (Mennonite General
                    Hospital)                                          6.500               07/01/2026         11,463,613
--------------------------------------------------------------------------------------------------------------------------
          750,000   Puerto Rico ITEMECF (Ryder Memorial
                    Hospital)                                          6.400               05/01/2009            754,920
--------------------------------------------------------------------------------------------------------------------------
        2,450,000   Puerto Rico ITEMECF (Ryder Memorial
                    Hospital)                                          6.600               05/01/2014          2,443,116
--------------------------------------------------------------------------------------------------------------------------
        5,250,000   Puerto Rico ITEMECF (Ryder Memorial
                    Hospital)                                          6.700               05/01/2024          5,145,998
--------------------------------------------------------------------------------------------------------------------------
        7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo
                    Redentor Hospitals)                                5.750               06/01/2029          5,103,420
--------------------------------------------------------------------------------------------------------------------------
          500,000   Puerto Rico ITEMECF (University of the
                    Sacred Heart)                                      5.250               09/01/2021            517,555
--------------------------------------------------------------------------------------------------------------------------
        8,000,000   Puerto Rico ITEMECF (University of the
                    Sacred Heart)                                      5.250               09/01/2031          8,110,800
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   Puerto Rico Port Authority (American Airlines),
                    Series A                                           6.250               06/01/2026            616,660
--------------------------------------------------------------------------------------------------------------------------
       12,470,000   Puerto Rico Port Authority (American Airlines),
                    Series A                                           6.300               06/01/2023          8,033,673
--------------------------------------------------------------------------------------------------------------------------
       52,715,000   Puerto Rico Public Buildings Authority             5.000               07/01/2036         53,270,616
--------------------------------------------------------------------------------------------------------------------------
       57,835,000   Puerto Rico Public Buildings Authority             5.250               07/01/2033         60,158,810
--------------------------------------------------------------------------------------------------------------------------
          325,000   Puerto Rico Public Buildings Authority             5.375               07/01/2033            367,578
--------------------------------------------------------------------------------------------------------------------------
          120,000   Puerto Rico Public Buildings Authority             5.375               07/01/2033            125,838
--------------------------------------------------------------------------------------------------------------------------
      136,350,000   Puerto Rico Public Finance Corp., Series E         5.500               08/01/2029        154,626,354
--------------------------------------------------------------------------------------------------------------------------
       46,060,000   Puerto Rico Public Finance Corp., Series E         5.500               08/01/2029         48,584,088
--------------------------------------------------------------------------------------------------------------------------
          262,428   Puerto Rico San Sebastian Garage Lease 3,6        10.000               09/16/2005            248,519
--------------------------------------------------------------------------------------------------------------------------
        9,230,000   University of V.I. , Series A                      5.375               06/01/2034          9,479,672
--------------------------------------------------------------------------------------------------------------------------
        2,040,000   University of V.I. , Series A                      6.250               12/01/2029          2,207,239
--------------------------------------------------------------------------------------------------------------------------
        1,250,000   V.I.  Government Refinery Facilities
                    (Hovensa Coker)                                    6.500               07/01/2021          1,363,050
--------------------------------------------------------------------------------------------------------------------------
           45,000   V.I.  Hsg. Finance Authority, Series A             6.450               03/01/2016             46,132
--------------------------------------------------------------------------------------------------------------------------
       18,720,000   V.I.  Public Finance Authority (Gross
                    Receipts Taxes Loan)                               5.000               10/01/2031         18,741,902
--------------------------------------------------------------------------------------------------------------------------
       27,733,000   V.I.  Public Finance Authority (Hovensa Coker)     6.500               07/01/2021         30,223,423
--------------------------------------------------------------------------------------------------------------------------
        8,000,000   V.I.  Public Finance Authority (Hovensa
                    Refinery)                                          6.125               07/01/2022          8,567,040
--------------------------------------------------------------------------------------------------------------------------
       11,700,000   V.I.  Public Finance Authority (Hovensa)           5.875               07/01/2022         12,344,787
--------------------------------------------------------------------------------------------------------------------------
        1,550,000   V.I.  Public Finance Authority Computer Lease 3    6.250               01/01/2005          1,559,579
--------------------------------------------------------------------------------------------------------------------------
        1,000,000   V.I.  Public Finance Authority, Series A           5.500               10/01/2018          1,040,340
--------------------------------------------------------------------------------------------------------------------------
       16,220,000   V.I.  Public Finance Authority, Series A           5.500               10/01/2022         16,700,436
--------------------------------------------------------------------------------------------------------------------------
        7,500,000   V.I.  Public Finance Authority, Series A           5.625               10/01/2025          7,680,000
--------------------------------------------------------------------------------------------------------------------------
           50,000   V.I.  Public Finance Authority, Series A           5.625               10/01/2025             51,928
--------------------------------------------------------------------------------------------------------------------------
        3,830,000   V.I.  Public Finance Authority, Series E           6.000               10/01/2022          3,931,687
--------------------------------------------------------------------------------------------------------------------------
        1,575,000   V.I.  Water & Power Authority                      5.300               07/01/2018          1,610,957
--------------------------------------------------------------------------------------------------------------------------
        3,515,000   V.I.  Water & Power Authority                      5.300               07/01/2021          3,542,551
--------------------------------------------------------------------------------------------------------------------------
        2,500,000   V.I.  Water & Power Authority                      5.500               07/01/2017          2,561,000
                                                                                                        ------------------
                                                                                                             766,971,910
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $5,944,489,295)                                                99.4%     6,006,669,382
--------------------------------------------------------------------------------------------------------------------------

Other Assets Net of Liabilities                                                                   0.6         38,257,438
                                                                                           -------------------------------

Net Assets                                                                                      100.0%    $6,044,926,820
                                                                                           ===============================



Footnotes to Statement of Investments

1. Represents a zero coupon bond.
2. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
3. Illiquid or restricted security. As of September 30, 2004 the Fund had restricted securities as follows:

                                                                                                                 UNREALIZED
                                        ACQUISITION                                   VALUATION AS OF          APPRECIATION
 SECURITY                                     DATES                    COST        SEPTEMBER 30, 2004        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
 BONDS
 Herkimer County IDA (Burrows Paper)        3/10/93              $9,896,129                $9,649,217         $   (246,912)
 Nassau County IDA (Sharp International)    6/29/00               2,760,141                   106,245           (2,653,896)
 Nassau County IDA (Sharp International)    6/29/00               2,527,708                    97,298           (2,430,410)
 Nassau County IDA (Sharp International)    6/29/00               1,752,931                    67,475           (1,685,456)
 Nassau County IDA (Sharp International)    6/29/00               1,597,976                    61,510           (1,536,466)
 NYC IDA (Cellini Furniture Crafters)       8/23/99                 345,000                   321,098              (23,902)
 NYC IDA (Cellini Furniture Crafters)       8/23/99                 885,000                   805,757              (79,243)
 NYC IDA (Excel Paint Applicators)          7/24/00                 720,000                   704,110              (15,890)
 NYC IDA (Excel Paint Applicators)          7/24/00               4,825,000                 4,629,539             (195,461)
 Orange County IDA (Kingston Manufacturing) 4/18/97               3,000,000                 1,462,500           (1,537,500)
 Orange County IDA (Tuxedo Place)           8/26/99               7,745,000                 5,711,705           (2,033,295)
 Orange County IDA (Tuxedo Place)           8/26/99               2,500,000                 1,843,225             (656,775)
 Suffolk County IDA (ALIA-DDI)              6/11/99               1,490,000                 1,542,225               52,225
 Suffolk County IDA (ALIA-DDI)              12/8/99                 285,000                   305,822               20,822
 Suffolk County IDA (ALIA-DDI)              9/18/00                 100,000                   108,885                8,885
 Suffolk County IDA (DDI)                  12/16/98                 820,000                   813,399               (6,601)
 Suffolk County IDA (DDI)                  12/16/98               5,025,000                 4,910,983             (114,017)


4. Represents the current interest rate for a variable or increasing rate security.
5. Represents the current interest rate for a variable rate bond known as an "inverse floater."
6. Issue is in default.
7. Non-income accuring security.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

Summary of Ratings     September 30, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

Ratings                                       Percent
AAA                                              9.6%
AA                                              14.5
A                                               17.9
BBB                                             34.4
BB                                               4.3
B                                                0.1
CCC                                              6.4
Not Rated                                       12.8
                                             --------
TOTAL                                          100.0%
                                             ========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


To simplify the listings of securities, abbreviations are used per the table below:
ACDS      Association for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Association of Retarded Citizens
ASMF      Amsterdam Sludge Management Facility
CAB       Capital Appreciation Bond
CCSSVD    Central Council of the Society of St. Vincent dePaul
CFGA      Child and Family Guidance Association
CNGCS     Central Nassau Guidance and Counseling Services
Con Ed    Consolidated Edison Company
COP       Certificates of Participation
CSD       Central School District
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DIAMONDS  Direct Investment of Accrued Municipals
EDA       Economic Development Authority
EFC       Environmental Facilities Corp.
EHC       Elderly Housing Corporation
ERDA      Energy Research and Development Authority
FHA       Federal Housing Agency
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
HBFA      Housing Bank and Finance Agency
HDC       Housing Development Corp.
HELP      Homeless Economic Loan Program
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Development Agency
IFA       Interim Finance Authority
IGHL      Independent Group Home for Living
INFLOS    Inverse Floating Rate Securities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC       Jewish Community Center
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
L.I.      Long Island
LGSC      Local Government Services Corporation
LILCO     Long Island Lighting Corporation
LRRHCF    Loretto Rest Residential Health Care Facility
LVH       Little Village House
MCH       Maryhaven Center of Hope
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NH&HC     Nursing Home and Health Care
NIMO      Niagara Mohawk Power Corporation
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
OBPWC     Ocean Bay Park Water Corporation
PSCH      Professional Service Centers for the Handicapped, Inc.
Res Rec   Resource Recovery Facility
RG&E      Rochester Gas and Electric
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
SCCC      Sullivan County Community College
SCHC      Senior Citizen Housing Corporation
SCSB      Schuyler Community Services Board
SLCD      School for Language and Communication Development
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SSMH      Soldiers and Sailors Memorial Hospital
SUNY      State University of New York
TASC      Tobacco Settlement Asset-Backed Bonds
TFA       Transitional Finance Authority
TFABs     Tobacco Flexible Amortization Bonds
UCP/HCA   United Cerebral Palsy and Handicapped Children's Association
UCPAGS    United Cerebral Palsy Association of Greater Suffolk
UDC       Urban Development Corp.
V.I.      United States Virgin Islands
VDRNS     Variable Demand Rate Notes
WORCA     Working Organization for Retarded Children and Adults
WWH       Wyandach/Wheatley Heights
YMCA      Young Men's Christian Association




Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                            VALUE                PERCENT
--------------------------------------------------------------------------------
Hospital/Health Care                         $735,789,556                  12.3%
Tobacco Settlements                           623,973,638                  10.4
Highways/Railways                             549,179,241                   9.1
Electric Utilities                            546,978,469                   9.1
Airlines                                      465,117,583                   7.7
Adult Living Facilities                       340,375,475                   5.7
General Obligation                            335,163,677                   5.6
Multifamily Housing                           328,294,747                   5.5
Higher Education                              266,367,925                   4.4
Sales Tax Revenue                             260,165,992                   4.3
Not-for-Profit Organization                   245,035,975                   4.1
Water Utilities                               185,660,052                   3.1
Paper, Containers & Packaging                 181,469,184                   3.0
Marine/Aviation Facilities                    174,953,512                   2.9
Resource Recovery                             119,662,085                   2.0
Municipal Leases                              109,368,186                   1.8
Education                                     104,263,705                   1.7
Single Family Housing                          97,748,597                   1.6
Manufacturing, Durable Goods                   90,744,348                   1.5
Manufacturing, Non-Durable Goods               88,484,329                   1.5
Pollution Control                              53,119,049                   0.9
Special Assessment                             40,100,286                   0.7
Gas Utilities                                  32,679,406                   0.5
Parking Fee Revenue                            27,665,904                   0.5
Hotels, Restaurants & Leisure                   4,308,461                   0.1
                                           -------------------------------------
Total                                      $6,006,669,382                 100.0%
                                           =====================================


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $  5,945,697,139
                                             ================

Gross unrealized appreciation                $    237,701,172
Gross unrealized depreciation                    (176,728,929)
                                             ----------------
Net unrealized appreciation                  $     60,972,243
                                             ================

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)